   As filed with the Securities and Exchange Commission on November 24, 1998

                                             Securities Act File No. 33-8021

                                Investment Company Act File Act No. 811-4801

     =====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
          PRE-EFFECTIVE AMENDMENT NO.                                  [_]

          POST-EFFECTIVE AMENDMENT NO. 24                              [X]
                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
          AMENDMENT NO. 23
                        (Check appropriate box or boxes)

                            SUNAMERICA EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
               (Address of Principal Executive Office)(Zip Code)

          Registrant's telephone number, including area code: (800) 858-8850

                                Robert M. Zakem
                   Senior Vice President and General Counsel
                       SunAmerica Asset Management Corp.
                             The SunAmerica Center
                          733 Third Avenue - 3rd Floor
                            New York, NY  10017-3204
                    (Name and Address for Agent for Service)

                                    Copy to:
                             Margery K. Neale, Esq
                     Swidler Berlin Shereff & Friedman, LLP
                                919 Third Avenue
                              New York, NY  10022

          Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

          It is proposed that this filing will become effective (check appropriate box)
               [_] immediately upon filing pursuant to paragraph (b)
               [_] on (date) pursuant to paragraph (b)

               [X] 60 days after filing pursuant to paragraph (a)(1)

               [_] on (date) pursuant to paragraph (a)(1)

               [_] 75 days after filing pursuant to paragraph (a)(2)

               [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

          If appropriate, check the following box:
               [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ___________________, 1999  PROSPECTUS
--------------------------------------------------------------------------------



SUNAMERICA EQUITY FUNDS

     . BLUE CHIP GROWTH FUND
     . MID-CAP GROWTH FUND
     . SMALL COMPANY GROWTH FUND
     . GROWTH AND INCOME FUND
     . BALANCED ASSETS FUND




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                              [Logo]  SUNAMERICA
                                                                    MUTUAL FUNDS

                               TABLE OF CONTENTS



FUND HIGHLIGHTS..............................................................  3

FINANCIAL HIGHLIGHTS......................................................... 13

SHAREHOLDER ACCOUNT INFORMATION.............................................. 14

MORE INFORMATION ABOUT THE FUNDS............................................. 27
        Fund Investment Strategies........................................... 27
        Glossary............................................................. 30
                Investment Terminology....................................... 30
                Risk Terminology............................................. 31

FUND MANAGEMENT.............................................................. 33

FUND HIGHLIGHTS

The following questions and answers are designed to give you an overview of the Trust, and to provide you information about five of the Trust's investment portfolios, or "Funds," and their investment goals and principal strategies. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 27, and the glossary that follows on page 30.

Q:   What are the Funds' investment goals?

A: Each Fund operates as a separate mutual fund and has its own investment goal and a strategy for pursuing it. No goal may be changed without shareholder approval.

     The Blue Chip Growth, Mid-Cap Growth and Small Company Growth Funds each seek capital appreciation by investing primarily in equity securities.

     The Balanced Assets Fund seeks to conserve principal by investing in a balanced portfolio of stocks and bonds.

     The Growth and Income Fund seeks capital appreciation and current income by investing primarily in dividend-paying common stocks.

Q:   How do the Funds pursue these goals?

A: Each of the Blue Chip Growth, Mid-Cap Growth, Small Company Growth and Growth and Income Funds invests primarily in common stocks. The Blue Chip Growth, Mid-Cap Growth and Small Company Growth Funds will normally purchase stocks issued by companies of different sizes as measured by their market capitalization.

     [Margin note: MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.]

          - For the Blue Chip Growth Fund the companies will generally have market capitalizations of over $5 billion.

          - For the Mid-Cap Growth Fund the companies will generally have market capitalizations between $1 billion and $5 billion and have conducted operations for at least five years.

          - For the Small Company Growth Fund the companies will generally have market capitalizations of $1 billion or less.

     The Growth and Income Fund will buy stock of companies of any size, but will generally look for stocks that pay dividends, as well as offer the potential for capital growth.

     The Balanced Assets Fund will divide its assets between stocks and bonds. The stocks will generally be of companies with market capitalizations of over $1 billion. The bonds will generally be high-quality.

     [Margin note: "High-quality" instruments have a very strong capacity to pay interest and repay principal.]

[Margin note: "growth" companies are considered to have a historical record of above-average growth rate; to have significant growth potential; above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]

Q:   What are the principal risks of investing in the Funds?

A: As with any equity fund, the value of your investment in each of the Funds may fluctuate in response to stock market movements, and you could lose money. Other principal risks include:

          - individual stocks selected for a Fund may underperform the market generally

          - stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Small Company Growth Fund

          - the Balanced Assets Fund and the Growth and Income Fund may be affected by movements in the bond market in addition to the stock market

     In addition, shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.

Q:   How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from year to year, and compare the Funds' average annual returns to those of an appropriate market index. Sales loads are not reflected in the bar charts. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

                           [BAR GRAPH APPEARS HERE]
BLUE CHIP GROWTH FUND

1988.......... 29.34%
1989.......... 12.75%
1990..........-25.11%
1991.......... 29.84%
1992..........  8.46%
1993.......... 19.39%
1994.......... -4.76%
1995.......... 31.04%
1996..........  9.67%
1997.......... 30.25%

FIGURE 1
(Class B)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 21.68% (quarter ended 03/31/91) and the lowest return for a quarter was -25.00% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was 3.84%.

Average Annual Total Returns (as of                                       Return
 the calendar year ended)              Past One   Past Five   Past Ten    Since
                                       Year       Years       Years       Inception

-----------------------------------------------------------------------------------
Blue Chip Growth Fund               A  23.63%     N/A         N/A         13.75%
-----------------------------------------------------------------------------------
                                    B  26.25%     16.09%      12.59%      11.90%
-----------------------------------------------------------------------------------
S&P 500(R) Index/*/
-----------------------------------------------------------------------------------

/*/ The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

                           [BAR GRAPH APPEARS HERE]

MID-CAP GROWTH FUND

1988.......... 23.32%
1989.......... 28.76%
1990..........-14.95%
1991.......... 42.61%
1992.......... 12.45%
1993..........  10.8%
1994.......... -4.79%
1995.......... 35.05%
1996.......... 12.48%
1997.......... 13.68%

FIGURE 2
(Class A)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 18.40% (quarter ended 03/31/91) and the lowest return for a quarter was -23.52% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was -1.58%.

Average Annual Total Returns (as of                                        Return
 the calendar year ended)              Past One   Past Five   Past Ten     Since
                                         Year       Years      Years     Inception

-----------------------------------------------------------------------------------
Mid-Cap Growth Fund   A                    7.14%      11.42%     14.04%       12.34%
-----------------------------------------------------------------------------------
                      B                    8.85%        N/A        N/A         9.87%
-----------------------------------------------------------------------------------
S&P 500(R) Index/*/
-----------------------------------------------------------------------------------
S&P 500(R) Mid-Cap Index/**/
-----------------------------------------------------------------------------------

/*/ The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

/**/ The S&P 400(R) Mid-Cap Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 200 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries.

                           [BAR GRAPH APPEARS HERE]

SMALL COMPANY GROWTH FUND

1988............. 48.45%
1989............. 23.05%
1990.............-26.99%
1991............. 54.85%
1992............. 20.12%
1993............. 13.89%
1994.............  4.73%
1995............. 50.16%
1996............. 14.92%
1997.............  3.34%

FIGURE 3
(Class A)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 27.23% (quarter ended 03/31/91) and the lowest return for a quarter was -30.80% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was -15.15%.

Average Annual Total Returns (as of                                        Return
 the calendar year ended)              Past One   Past Five   Past Ten     Since
                                         Year       Years      Years     Inception

-----------------------------------------------------------------------------------
Small Company Growth Fund   A             -2.61%      14.92%     17.40%       13.74%
-----------------------------------------------------------------------------------
                            B             -1.26%        N/A        N/A        13.34%
-----------------------------------------------------------------------------------
Russell 200 Index/*/
-----------------------------------------------------------------------------------
Nasdaq Industrial Index/**/
-----------------------------------------------------------------------------------

/*/ The Russell 2000 Index is a unmanaged broad-based index of 2,000 smaller capitalization companies.

/**/ The Nasdaq Industrial Index is a value-weighted index calculated on price change only and does not include income and is composed of more than 3,000 industrial issues.

                           [BAR GRAPH APPEARS HERE]

GROWTH AND INCOME FUND

7/94-12/94............  1.8%
1995.................. 33.94%
1996.................. 26.33%
1997.................. 29.3%

FIGURE 4
(Class B)

     During the 4-year period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 12/31/94) and the lowest return for a quarter was -0.58% (quarter ended 09/30/98). The Fund's year-to-date return as of September 30, 1998 was 0.96%.

Average Annual Total Returns (as of the
 calendar year ended)                      Past One  Past       Past
                                           Year      Five       Ten
                                                     Years      Years
-------------------------------------------------------------------------
Growth and Income Fund                  A  22.70%    N/A        N/A
-------------------------------------------------------------------------
                                        B  25.30%    N/A        N/A
-------------------------------------------------------------------------
S&P 500(R) Index/*/
-------------------------------------------------------------------------
Insert Broad Based Market Index
-------------------------------------------------------------------------

/*/ The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

                           [BAR GRAPH APPEARS HERE]

BALANCED ASSETS FUND

1988.............  6.51%
1989............. 16.44%
1990............. -2.34%
1991............. 27.49%
1992.............  5.46%
1993............. 14.17%
1994............. -2.57%
1995............. 26.95%
1996.............  8.3 %
1997............. 23.37%

FIGURE 5
(Class B)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 11.90% (quarter ended 03/31/91) and the lowest return for a quarter was -13.61% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was 6.23%.

Average Annual Total Returns (as of    Past One   Past Five   Past Ten     Return
 the calendar year ended)                Year       Years      Years       Since
                                                                         Inception
-----------------------------------------------------------------------------------
Balanced Assets Fund             A        16.99%        N/A        N/A        12.02%
-----------------------------------------------------------------------------------
                                 B        19.37%      13.30%     12.07%       12.49%
-----------------------------------------------------------------------------------
S&P 500(R) Index/*/
-----------------------------------------------------------------------------------
Lehman Brothers Intermediate
 Government Index/**/
-----------------------------------------------------------------------------------

/*/ The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

/**/ The Lehman Brothers Intermediate Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the United States Government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of 10 years are included.

Q:   What are the Funds' expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                   BLUE CHIP                MID-CAP               SMALL COMPANY
                                  GROWTH FUND             GROWTH FUND              GROWTH FUND
------------------------------------------------------------------------------------------------------
                             CLASS   CLASS   CLASS   CLASS   CLASS   CLASS    CLASS   CLASS   CLASS
                               A       B       II      A       B       II       A       B       II

------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees
 paid directly from your
 investment)
------------------------------------------------------------------------------------------------------
 Maximum Sales Charge         5.75%  None     1.00%   5.75%  None      1.00    5.75%  None     1.00%
  (Load) Imposed on Pur
  chases (as a per
  centage of offering
  price)/(1)/
------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales      None     4.00%   1.00%  None     4.00%    1.00%  None     4.00%   1.00%
  Charge (Load) (as a
  percentage of amount
  redeemed)/(2)/
------------------------------------------------------------------------------------------------------
 Maximum Sales Charge        None    None    None    None    None    None     None    None    None
 (Load) Im  posed on
  Reinvested Dividends
------------------------------------------------------------------------------------------------------
 Redemption Fee/(3)/         None    None    None    None    None    None     None    None    None
------------------------------------------------------------------------------------------------------
 Exchange Fee                None    None    None    None    None    None     None    None    None
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

GROSS ANNUAL FUND
 OPERATING EXPENSES
 (expenses that are
 deducted from Fund assets)
------------------------------------------------------------------------------------------------------
 Management Fees              0.75%   0.75%   0.75%   0.75%   0.75%    0.75%   0.75%   0.75%   0.75%

------------------------------------------------------------------------------------------------------
 Distribution
 (12b-1) Fees/(4)/            0.35%   1.00%   1.00%   0.35%   1.00%    1.00%   0.35%   1.00%   1.00%
------------------------------------------------------------------------------------------------------
 Other Expenses
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Total Gross Annual Fund                      /(5)/                    /(5)/
 Operating Expenses/(6)/
---------------------------===========================================================================

                                  GROWTH AND                BALANCED
                                 INCOME FUND              ASSESTS FUND
--------------------------------------------------------------------------
                           CLASS     CLASS   CLASS   CLASS   CLASS   CLASS
                             A        B        II      A       B       II

--------------------------------------------------------------------------
SHAREHOLDER FEES (fees
 paid directly from your
 investment)
--------------------------------------------------------------------------
 Maximum Sales Charge       5.75%  None       1.00%   5.75%  None     1.00%
  (Load) Imposed on Pur
  chases (as a per
  centage of offering
  price)/(1)/
--------------------------------------------------------------------------
 Maximum Deferred Sales    None.      4.00%   1.00%  None     4.00%   1.00%
  Charge (Load) (as a
  percentage of amount
  redeemed)/(2)/
--------------------------------------------------------------------------
 Maximum Sales Charge      None    None      None    None    None    None
 (Load) Im  posed on
  Reinvested Dividends
--------------------------------------------------------------------------
 Redemption Fee/(3)/       None    None      None    None    None    None
--------------------------------------------------------------------------
 Exchange Fee              None    None      None    None    None    None
--------------------------------------------------------------------------
--------------------------------------------------------------------------

GROSS ANNUAL FUND
 OPERATING EXPENSES
 (expenses that are
 deducted from Fund assets)
--------------------------------------------------------------------------
 Management Fees            0.75%     0.75%   0.75%   0.75%   0.75%   0.75%

--------------------------------------------------------------------------
 Distribution
 (12b-1) Fees/(4)/          0.35%     1.00%   1.00%   0.35%   1.00%   1.00%
--------------------------------------------------------------------------
 Other Expenses
--------------------------------------------------------------------------
--------------------------------------------------------------------------

Total Gross Annual Fund                                              /(5)/
 Operating Expenses/(6)/
==========================================================================

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3)   A $15.00 fee may be imposed on wire redemptions.

(4) Class B or Class II shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front -end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

/(5)/ The offering of Class II shares commenced for these Funds on December 1, 1998. The amounts shown are estimated based on expenses expected to have been incurred if Class II shares had been in existence for these Funds throughout the fiscal year ended September 30, 1998.

/(6)/ The information presented is based on gross expense data for the fiscal year ended September 30, 1998. In the case of certain Funds and/or Classes of shares, the actual fees borne by an investor are lower than those shown in the table due to expense waivers and reimbursements. For the fiscal year ended September 30, 1998, the actual expense ratios (if different from those in the chart) were as follows:

                           [to be filed by amendment]

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 Year  3 Years  5 Years  10 Years
                                                  ------  -------  -------  --------
BLUE CHIP GROWTH FUND
                            (Class A shares)
                            (Class B shares)/*/
                            (Class II shares)
MID-CAP GROWTH FUND
                            (Class A shares)
                            (Class B shares)/*/
                            (Class II shares)
SMALL COMPANY GROWTH FUND
                            (Class A shares)
                            (Class B shares)/*/
                            (Class II shares)
GROWTH AND INCOME FUND
                            (Class A shares)
                            (Class B shares)/*/
                            (Class II shares)

You would pay the following expenses if you did not redeem your shares:

                                                  1 Year  3 Years  5 Years  10 Years
                                                  ------  -------  -------  --------
BLUE CHIP GROWTH FUND
  (Class A shares).............................
  (Class B shares)/*/..........................
  (Class II shares)............................
MID-CAP GROWTH FUND
  (Class A shares).............................
  (Class B shares)/*/..........................
  (Class II shares)............................
SMALL COMPANY GROWTH FUND
  (Class A shares).............................
  (Class B shares)/*/..........................
  (Class II shares)............................
GROWTH AND INCOME FUND
  (Class A shares).............................
  (Class B shares)/*/..........................
  (Class II shares)............................
BALANCED ASSETS FUND
  (Class A shares).............................
  (Class B shares)/*/..........................
  (Class II shares)............................


_______________________________

/*/ Class B shares convert to Class A shares approximately seven years after purchase. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

The expenses shown in the example are based on gross expense data for the fiscal year ended September 30, 1998. In the case of Class II shares, previously designated as Class C shares, actual expenses were less than gross expenses for fiscal year 1998 because of expense waivers and reimbursements. If the actual expenses were used in the example rather than gross expenses, your costs would be as follows:

                           [TO BE FILED BY AMENDMENT]

     If you redeem your investment at the end of each of the periods indicated:

                                               1 Year  3 Years  5 Years  10 Years
                                               ------  -------  -------  --------
BLUE CHIP GROWTH FUND
  (Class II shares)...........................
MID-CAP GROWTH FUND
  (Class II shares)...........................

                                               1 Year  3 Years  5 Years  10 Years
                                               ------  -------  -------  --------

SMALL COMPANY GROWTH FUND
  (Class II shares)...........................
GROWTH AND INCOME FUND
  (Class II shares)...........................
BALANCED ASSETS FUND
  (Class II shares)...........................

     If you did not redeem your shares:

                                               1 Year  3 Years  5 Years  10 Years
                                               ------  -------  -------  --------
BLUE CHIP GROWTH FUND
  (Class II shares).........................
MID-CAP GROWTH FUND
  (Class II shares).........................
SMALL COMPANY GROWTH FUND
  (Class II shares).........................
GROWTH AND INCOME FUND
  (Class II shares).........................
BALANCED ASSETS FUND
  (Class II shares).........................


 FINANCIAL HIGHLIGHTS

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information (SAI), which is available upon request.

                           [to be filed by amendment]

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

Each Fund offers three Classes of shares through this prospectus: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

CLASS A                               CLASS B                  CLASS II
 .  Front-end sales charges,    .  No front-end sales      .  Front-end sales
   as described below.            charge; all your           charge, as described
   There are several ways         money goes to work         below.
   to reduce these charges,       for you right away.
   also described below.                                  .  Higher annual
                               .  Higher annual              expenses than Class
 .  Lower annual expenses          expenses than Class        A shares.
   than Class B or Class II       A shares.
   shares.                                                .  Deferred sales
                               .  Deferred sales             charge
                                  charge on shares           on shares you sell
                                  you sell within six        within eighteen
                                  years of purchase, as      months of purchase,
                                  described below.           as described below.

                               .  Automatic               .  No conversion to
                                  conversion to Class        Class A.
                                  A shares after
                                  approximately seven
                                  years, thus reducing
                                  future annual
                                  expenses.

CALCULATION OF SALES CHARGES

CLASS A  Sales Charges are as follows:

                                                            Concession
                                           Sales Charge         to
                                                              Dealers
                                     ---------------------------------
                                          % OF     % OF NET     % OF
                                        OFFERING    AMOUNT    OFFERING
          YOUR INVESTMENT                 PRICE    INVESTED    PRICE
Less than $50,000..................      5.75%      6.10%      5.00%
$50,000 but less than $100,000.....      4.75%      4.99%      4.00%
$100,000 but less than $250,000....      3.75%      3.90%      3.00%
$250,000 but less than $500,000....      3.00%      3.09%      2.25%
$500,000 but less than $1,000,000..      2.10%      2.15%      1.35%
$1,000,000 or more.................      None       None       1.00%

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

Years after purchase       CDSC on shares being sold

1st or 2nd year            4.00%
3rd or 4th year            3.00%
5th year                   2.00%
6th year                   1.00%
7th year and thereafter    None

For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.

CLASS II  Sales Charges are as follows:


       Sales Charge          Concession to Dealers
--------------------------------------------------
   % OF          % OF NET          % OF
 OFFERING         AMOUNT         OFFERING
  PRICE          INVESTED          PRICE

  1.00%           1.01%            1.00%

There is also a CDSC of 1% on shares you sell within eighteen months year after you buy them.

DETERMINATION OF CDSC Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

 . financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor

 .   participants in certain retirement plans that meet applicable conditions
 . Fund Trustees and other individuals who are affiliated with the Funds or other SunAmerica Mutual Funds and their families
 .   selling brokers and their employees and sales representatives
 .   participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

 .   within one year of the shareholder's death or becoming disabled
 .   taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which the Adviser serves as a fiduciary
 .   to make taxable distributions from certain retirement plans
 . to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the SAI.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE If you sell shares of a Fund, you may invest some or all of the proceeds in the same share class of the same Fund within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC. All accounts involved must be registered in the same name(s).

12b-1 FEES

Each class of shares of each Fund has its own 12b-1 plan that provides for distribution and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:

       Class           Distribution Fee  Service Fee
       -----           ----------------  -----------

         A                   .10%          .25%
         B                   .75%          .25%
         II                  .75%          .25%

Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


OPENING AN ACCOUNT

11.  Read this prospectus carefully.

12. Determine how much you want to invest. The minimum initial investments for the Funds are as follows:
     .   non-retirement account:  $500
     .   retirement account:      $250
     .   dollar cost averaging:   $500 to open; you must invest at least $25
         a month

     The minimum subsequent investments for the Funds
      are as follows:
     .   non-retirement account:  $100
     .   retirement account:      $ 25

13. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

14. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

15. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

------------------------------------------------------------------------------------------------------------
BUYING SHARES
------------------------------------------------------------------------------------------------------------
                        Opening an account                            Adding to an account
------------------------------------------------------------------------------------------------------------
BY CHECK
------------------------------------------------------------------------------------------------------------
         .  Make out a check for the investment           .  Make out a check for the investment amount
            amount, payable to the specific Fund or          payable to the specific Fund or SunAmerica
            SunAmerica Funds.                                Funds.

         .  Deliver the check and your completed          .  Include the stub from your Fund statement or
            Account Application (and Supplemental            a note specifying the Fund name, your share
            Account Application, if applicable) to           class, your account number and the name(s) in
            your broker or financial advisor, or mail        which the account is registered.
            them to:

            SunAmerica Fund Services, Inc.                .  Indicate the Fund and account number in the
            Mutual Fund Operations, 3rd Floor                memo section of your check.
            The SunAmerica Center
            733 Third Avenue                              .  Deliver the check and your note to your
            New York, New York  10017-3204.                  broker or financial advisor, or mail them to

                                                             Non-Retirement Accounts:
                                                             ------------------------
                                                             SunAmerica Fund Services, Inc.
                                                             c/o NFDS
                                                             P.O. Box 419373
                                                             Kansas City, Missouri  64141-6373

                                                             Retirement Accounts:
                                                             --------------------
                                                             SunAmerica Fund Services, Inc.
                                                             Mutual Fund Operations, 3rd Floor
                                                             The SunAmerica Center
                                                             733 Third Avenue
                                                             New York, New York  10017-3204

------------------------------------------------------------------------------------------------------------
BY WIRE
------------------------------------------------------------------------------------------------------------
         .  Deliver your completed application to         .  Instruct your bank to wire the amount of
            your broker or financial advisor or fax it       your
            to SunAmerica Fund Services, Inc. at             investment to:
            212-551-5585 (Awd fax).
                                                             State Street Bank & Trust Company
         .  Obtain your account number by referring          Boston, MA
            to your statement or by calling your             ABA #0110-00028
            broker or financial advisor or                   DDA # 99029712
            Shareholder/Dealer Services at 1-800-
            858-8850, ext. 5125.                             Specify the Fund name, your share class, your
                                                             Fund number, account number and the
                                                             name(s) in which the account is registered.
                                                             Your bank may charge a fee to wire funds.


         . Instruct your bank to wire the amount of your investment to:

            State Street Bank & Trust Company

            Boston, MA
            ABA #0110-00028
            DDA # 99029712

            Specify the Fund name, your choice of
            share class, your new Fund number and
            account number and the name(s) in which
            the account is registered. Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

------------------------------------------------------------------------------------------------------------
SELLING SHARES
------------------------------------------------------------------------------------------------------------
              How                                      Requirements
------------------------------------------------------------------------------------------------------------
THROUGH YOUR BROKER OR FINANCIAL ADVISOR
------------------------------------------------------------------------------------------------------------
            . Accounts of any type.                 . Call your broker or financial advisor
            . Sales of any amount.                    to place your order to sell shares.
------------------------------------------------------------------------------------------------------------
BY MAIL
------------------------------------------------------------------------------------------------------------
            . Accounts of any type.                 . Write a letter of instruction indicating
            . Sales of any amount.                    the Fund name, your share class, your
                                                      account number, the name(s) in which
                                                      the account is registered and the dollar
                                                      value or number of shares you wish to
                                                      sell.

            . Include all signatures and any
              additional documents that may be
              required (see next page).

            . Mail the materials to:

              SunAmerica Fund Services, Inc.
              Mutual Fund Operations, 3rd Floor
              The SunAmerica Center
              733 Third Avenue
              New York, New York  10017-
              3204
                                                   . A check will normally be mailed on
                                                     the next business day to the name(s)
                                                     and address in which the account is
                                                     registered, or otherwise according to
                                                     your letter of instruction.
------------------------------------------------------------------------------------------------------------
BY PHONE
------------------------------------------------------------------------------------------------------------
            . Most accounts.
            . Sales of less than $100,000.

            . Call Shareholder/Dealer Services
              at 1-800-858-8850 between 8:30
              a.m. and 7:00 p.m. (Eastern time)
              on

              most business days.  State the
              Fund name, the name of the person
              requesting the redemption, your
              share class, your account number,
              the name(s) in which the account
              is registered and the dollar value or
              number of shares you wish to sell.

            . A check will be mailed to the
              name(s) and address in which the
              account is registered, or to a
              different address indicated in a
              written authorization previously
              provided to the Fund by the
              shareholder(s) on the account.

--------------------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------------------
            . Request by mail to sell any amount    . Proceeds will normally be wired on
              (accounts of any type).                 the next business day.  A $15 fee will
            . Request by phone to sell less than      be deducted from your account.
              $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     .    your address of record has changed within the past 30 days
     .    you are selling more than $100,000 worth of shares
     . you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     .    a broker or securities dealer
     .    a federal savings, cooperative or other type of bank
     .    a savings and loan or other thrift institution
     .    a credit union
     .    a securities exchange or clearing agency

     A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS Each Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by the Fund. If your order is received by the Fund or the Distributor before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES You may exchange shares of a Fund for shares of the same class of any other SunAmerica Mutual Fund. In addition, you may exchange your Class II shares of a Fund for Class C shares of other SunAmerica Mutual Funds. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."
If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Fund may also refuse any exchange order.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 for further information. You may sell or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. The Fund does not issue certificates for fractional shares.

MULTI-PARTY CHECKS The Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the SunAmerica Mutual Funds of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

     .    Make sure you have at least $5,000 worth of shares in your account.
     . Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges).
     . Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.
     . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     .    Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Fund periodically for the same class of shares of one or more other SunAmerica Mutual Funds. To use:

     . Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.
     . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     .    Specify the amount(s).  Each exchange must be worth at least $25.
     . Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Funds. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder/Dealer Services at 1-800-858-8850.

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

     . after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)
     .    after any changes of name or address of the registered owner(s)
     . in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Growth and Income Fund and Balanced Assets Fund, and annually by the other Funds. Capital gains distributions, if any, are paid annually by the Funds.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies. As long as each Fund so qualifies, the Funds will not be subject to federal income tax on the earnings that it distributes to shareholders.

However, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable to you. Distributions of a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

MORE INFORMATION ABOUT THE FUNDS

FUND INVESTMENT STRATEGIES

Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.

                               BLUE CHIP            MID-CAP              SMALL COMPANY        GROWTH AND            BALANCED
                                GROWTH              GROWTH                  GROWTH              INCOME               ASSETS
                           -----------------------------------------------------------------------------------------------------
What is the Fund's           Capital              Capital              Capital              Capital appreciation  Conservation of
 investment goal?            appreciation         appreciation         appreciation         and current income    principal

What are the Fund's          stocks of large      stocks of            stocks of small      dividend-paying       stocks and bonds
 principal investments       companies (at        medium-sized         companies (at        common stocks         (at least 25% of
 (under normal market        least 65% of         companies (at        least 65% of                               total assets will
 conditions)?                total assets)        least 65% of         total assets)                              be invested in
                                                  total assets)                                                   senior fixed-
                                                                                                                  income securities)

What are the Fund's          . stock market       . stock market       . stock market       . stock and bond      . stock and
 principal risks?              volatility           volatility           volatility           market volatility     bond market
                             . stock selection    . stock selection    . stock selection    . stock selection       volatility
                                                  . small market       . small market       . interest rate       . stock
                                                    capitalization       capitalization       fluctuations          selection
                                                                                            . credit quality      . interest
                                                                                                                    rate
                                                                                                                    fluctuations

What other investment
 strategies can the Fund
 use?

 . Active Trading                   Yes                   Yes                  Yes                 Yes                   Yes

 . Fixed income securities

     Investment grade              Yes                   Yes                  Yes                 Yes                   Yes

     Junk bonds                    No                    No                   No             Yes (up to 15%)            No

 . Small Company stocks             Yes                   Yes             see principal            Yes              Yes (up to 20%)
                                                                       investments above


 . Short-term investments     Yes (up to 10%)        Yes (up to 10%)     Yes (up to 10%)      Yes (up to 10%)       Yes (up to 10%)

                               BLUE CHIP            MID-CAP              SMALL COMPANY        GROWTH AND            BALANCED
                                GROWTH              GROWTH                  GROWTH              INCOME               ASSETS
                           -----------------------------------------------------------------------------------------------------
 . Defensive investments          Yes                 Yes                     Yes                 Yes                   Yes

 . Foreign securities             Yes                 Yes                     Yes                 Yes                   Yes

 . Illiquid securities        Yes (up to 15%)    Yes (up to 15%)         Yes (up to 15%)     Yes (up to 15%)       Yes (up to 15%)

 . Securities lending         Yes (up to 33%)    Yes (up to 33%)         Yes (up to 33%)     Yes (up to 33%)       Yes (up to 33%)

 . Borrowing for
  emergencies                Yes (up to 5%)     Yes (up to 5%)          Yes (up to 50%)     Yes (up to 50%)       Yes (up to 5%)

 . Options and futures            Yes                 Yes                     Yes                 Yes                   Yes

 . Special situations             Yes                 Yes                     Yes                 Yes                   Yes

What other potential risks
 can affect a Fund?          . interest rate    . interest rate         . interest rate     . small market        . small market
                               fluctuations       fluctuations            fluctuations        capitalizations       capitalizations
                             . small market     . foreign exposure      . foreign exposure  . foreign exposure    . foreign exposure
                               capitalization   . illiquidity           . illiquidity       . junk bonds          . illiquidity
                             . foreign exposure . derivatives           . derivatives       . credit quality      . derivatives
                             . illiquidity      . hedging               . hedging           . illiquidity         . hedging
                             . derivatives                                                  . derivatives
                             . hedging                                                      . hedging

GLOSSARY

INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

CONSERVATION OF PRINCIPAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

LARGE COMPANIES have market capitalizations of over $5 billion. A "blue chip" stock is one issued by a large company that the Adviser considers comparable to the stocks included in the Standard & Poor's Composite 500 Stock Price Index at the time of purchase and is traded on the New York Stock Exchange, American Stock Exchange or on other national exchanges or on foreign exchanges.

MEDIUM-SIZED COMPANIES have market capitalizations ranging from $1 billion to $5 billion.

SMALL COMPANIES have market capitalizations of $1 billion or less.

ACTIVE TRADING means that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. During periods of increased market volatility, active trading may be more pronounced.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Government securities and mortgage-backed and asset-backed
securities.   The issuer of a senior fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser). A "JUNK BOND" is a high yield, high risk bond that does not meet the credit quality standards of investment grade securities.

[Margin note: The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy.

FOREIGN SECURITIES are issued by companies located outside of the United States. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

SPECIAL SITUATIONS. A "special situation" arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

MARKET VOLATILITY:   The stock and/or bond markets as a whole could go up or
down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements, making it difficult to buy and sell in a timely manner.

INTEREST RATE FLUCTUATIONS:   Volatility of the bond market is due principally
to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options,
                                                         ----
futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Examples of hedging strategies are:

     . Long Hedge - Strategy in which an investor locks in a future price on a security / index by buying a futures contract.

     . Neutral Hedge - Strategy that is designed to provide the highest expected return on a portfolio of securities assuming that the price of a particular investment in the portfolio remains constant.
     . Perfect Hedge - a hedge whose change in value is equal to the change in value of the underlying security, positive or negative.
     . Short Hedge - Strategy designed to reduce the risk of a decline in value of a security / index without requiring ownership of that security.

FUND MANAGEMENT

ADVISER SunAmerica Asset Management Corp. selects and manages the investments, provides various administrative services, and supervises the daily business affairs of each Fund. In addition to managing the Funds, the Adviser serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Style Select Series, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust. The Adviser managed, advised or administered assets in excess of $15 billion as of October 31, 1998.

For the fiscal year ended September 30, 1998, each Fund paid the Adviser a fee equal to the following percentage of average daily net assets:


          Fund                      Fee
          ----                      ---
     Blue Chip Growth                    .75%
     Mid-Cap Growth                      .75%
     Small Company Growth                .75%
     Growth and Income                   .55% (net of fee waivers)
     Balanced Assets                     .75%

The Domestic Equity Investment Team is responsible for the portfolio management of each of the Funds. The Team consists of nine portfolio managers, research analysts and traders.

DISTRIBUTOR SunAmerica Capital Services, Inc. distributes each Fund's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Fund's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Fund. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares;
(ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the NASD. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Funds' 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.

ADMINISTRATOR SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of .22% of average daily net assets.

The Adviser, Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION


     The following documents contain more information about the Funds and are available free of charge upon request:

               ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

               STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Funds by contacting:

               SunAmerica Fund Services, Inc.
               Mutual Fund Operations
               The SunAmerica Center
               733 Third Avenue
               New York, New York  10017-3204
               1-800-858-8850

     or

by calling your broker or financial advisor.

     Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [Logo]  SUNAMERICA
                                  MUTUAL FUNDS



DISTRIBUTOR:                        SunAmerica Capital Services



INVESTMENT COMPANY ACT
File No.  811-4801

                          ___________________, 1999  PROSPECTUS
--------------------------------------------------------------------------------



"DOGS" OF WALL STREET FUND







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                              [Logo]  SunAmerica
                                                                    Mutual Funds

                               TABLE OF CONTENTS



FUND HIGHLIGHTS............................................................. 3

FINANCIAL HIGHLIGHTS........................................................ 7

HISTORICAL PERFORMANCE INFORMATION.......................................... 8

SHAREHOLDER ACCOUNT INFORMATION.............................................10

MORE INFORMATION ABOUT THE FUND.............................................23
     Fund Investment Strategies.............................................23
     Glossary...............................................................26
            Investment Terminology..........................................26
            Risk Terminology................................................27

FUND MANAGEMENT.............................................................28

FUND HIGHLIGHTS

The following questions and answers are designed to give you an overview of the Fund and to provide you information about its investment goal and principal strategies. The Fund operates as a separate mutual fund and has its own investment goal and a strategy for pursuing it. Its goal may not be changed without shareholder approval. More complete investment information is provided in the chart, under "More Information About the Fund," which is on page 23, and the glossary that follows on page 26.

Q:   What is the Fund's investment goal?

A: The Fund seeks total return (including capital appreciation and current income) through a passively managed strategy involving the annual selection of thirty high dividend yielding common stocks from the Dow Jones Industrial Average (DJIA) and the broader market.

Q:   How does the Fund pursue its goal?

A: The Fund annually selects thirty stocks, consisting of (1) the ten highest yielding stocks in the DJIA and (2) the twenty other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have market capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The annual selection of the thirty stocks that meet these criteria will take place no later than January 15, on the basis of information as of the preceding December 31st. Immediately after the Fund buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Fund will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Fund, the Adviser will invest the additional funds in the pre-selected stocks based on each stock's respective percentage of the Fund's assets.

     The Fund employs a "buy and hold strategy." This means that the stocks in the Fund's portfolio over the course of the year will not change, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. However, due to purchases and redemptions of Fund shares during the year and changes in the market value of the stocks held by the Fund, it is likely that the weightings of the stocks in the Fund's portfolio will fluctuate throughout the course of the year.

Q:   What are the principal risks of investing in the Fund?

A: As with any equity fund, the value of your investment in the Fund may fluctuate in response to stock market movements, and you could lose money. Other principal risks include:

            - the Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws applicable to the
                 Fund); if the strategy is unsuccessful, the Fund will not meet its investment goal.

            -    because the Fund will not use certain
                 techniques available to other mutual funds to reduce its stock market exposure (such as holding cash reserves), the Fund may be more susceptible to general market declines than other Funds.

            - the Fund is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds; by concentrating in a smaller number of stocks, the Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

     In addition, shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.

Q:   What are the Fund's expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                 "DOGS" OF WALL
                                                   STREET FUND
          --------------------------------------------------------
                                             CLASS   CLASS   CLASS
                                               A       B       II
          --------------------------------------------------------
          SHAREHOLDER FEES (fees paid
          directly from your investment)
          --------------------------------------------------------
           Maximum Sales Charge
           (Load) Imposed on Purchases
           (as a percentage of offering
           price)/(1)/....................... 5.75%   None    1.00%
          --------------------------------------------------------
           Maximum Deferred Sales
           Charge (Load) (as a percentage
           of amount redeemed)/(2)/.......... None    4.00%   1.00%
          --------------------------------------------------------
           Maximum Sales Charge
           (Load) Imposed on Reinvested
           Dividends......................... None    None    None
          --------------------------------------------------------
           Redemption Fee/(3)(4)/............ 1.50%   1.50%   1.50%
          --------------------------------------------------------
           Exchange Fee/(3)/................. 1.50%   1.50%   1.50%
          --------------------------------------------------------
          --------------------------------------------------------

                                                 "DOGS" OF WALL
                                                   STREET FUND
          --------------------------------------------------------
                                             CLASS   CLASS   CLASS
                                               A       B       II
          --------------------------------------------------------
          GROSS ANNUAL FUND OPERATING
          EXPENSES (expenses that are
          deducted from Fund assets)
          --------------------------------------------------------
           Management Fees................... 0.35%   0.35%   0.35%
          --------------------------------------------------------
           Distribution (12b-1) Fees /(5)/... 0.35%   1.00%   1.00%
          --------------------------------------------------------
           Other Expenses....................     %       %       %
          --------------------------------------------------------
          --------------------------------------------------------

           Total Gross Annual Fund
           Operating Expenses/(6)/...........     %       %       %
          ---------------------------------=======================


(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares over $1 million will be subject to a contingent deferred sales charge (CDSC) on redemptions made within one year of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase.

(3) If shares are redeemed or exchanged within 90 days of purchase, a 1.50% fee will be assessed on the proceeds of the transaction. This fee will be paid to the Fund.

(4)  A $15.00 fee may be imposed on wire redemptions.

(5) Class B or Class II shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

(6) The information presented is based on gross expense data for the fiscal year ended September 30, 1998. The actual fees borne by an investor are lower than those shown in the table due to expense waivers and reimbursements. The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below the following annual rates for the current fiscal year:

--------------------------------------------------------------
                                  Class A   Class B   Class II
--------------------------------------------------------------
Other expenses (net of
 fee waivers/expense
 reimbursements)                  0.25%       .025%     .025%

--------------------------------------------------------------
TOTAL OPERATING
 EXPENSES (NET OF FEE
 WAIVERS/EXPENSE
    REIMBURSEMENTS)                .095%     1.60%     1.60%

--------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
"DOGS" OF WALL STREET FUND
  (Class A shares)........................
  (Class B shares)/*/.....................
  (Class II shares).......................


You would pay the following expenses if you did not redeem your shares:


                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
"DOGS" OF WALL STREET FUND
  (Class A shares)........................
  (Class B shares)/*/.....................
  (Class II shares).......................

_______________________________

* Class B shares convert to Class A shares approximately seven years after purchase. Therefore, expense information for years 8, 9 and 10 is the same for both Class A and B shares.

** The expenses shown in the example are based on gross expense data for the fiscal year ended September 30, 1998. In the case of Class II shares, actual expenses were less than gross expenses for fiscal year 1998 because of expense waivers and reimbursements. If the actual expenses were used in the example rather than gross expenses, your costs would be as follows:

     If you redeem your investment at the end of each of the periods indicated:

                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
"DOGS" OF WALL STREET FUND
   (Class II shares).....................


You would pay the following expenses if you did not redeem your shares:


                                           1 Year  3 Years  5 Years  10 Years
                                           ------  -------  -------  --------
"DOGS" OF WALL STREET FUND
   (Class II shares).....................


 FINANCIAL HIGHLIGHTS

The Financial Highlights table for the Fund is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information (SAI), which is available upon request.

                                [insert tables]

HISTORICAL PERFORMANCE INFORMATION

The following tables compare the actual performance of the Standard & Poor's Composite 500 Stock Price Index (the "S&P 500") and the hypothetical results of a model strategy employing the same stock selection criteria as the Fund, rebalanced annually, for the historical periods indicated. The S&P 500 is used as the performance comparison because (1) it is the performance benchmark against which the Fund will be measured; and (2) it is the index most widely recognized as representative of the performance of the U.S. stock market.

The Fund's actual performance may differ from that of the model strategy for the following reasons: the Fund may not be fully invested at all times; appreciation or depreciation in an individual stock's value may cause stocks held by the Fund to be weighted unequally at any particular time; cash surpluses and deficits from purchases and redemptions of Fund shares may cause the Adviser to buy and sell stocks for the Fund between annual rebalancings; the Adviser may modify slightly the Fund's investment strategy as federal tax laws require; and the returns indicated for the model strategy exclude commission costs, advisory fees, expenses and taxes that would be borne by the Fund. However, except as described above, the Adviser can presently foresee no circumstances that would cause deviation from the stock selection criteria used in managing the Fund.
All returns contained in the tables below reflect reinvestment of dividends and other earnings. The hypothetical results of the model strategy are based on statistical data gathered by the Adviser.

-------------------------------------------------------------------------------

                     PERFORMANCE COMPARISON OF S&P 500 AND
      HYPOTHETICAL RESULTS OF THE STRATEGY FOR "DOGS" OF WALL STREET FUND
                     DECEMBER 31, 1988 - DECEMBER 31, 1997

-------------------------------------------------------------------------------

The following tables represent the hypothetical performance obtained by applying the Fund's stock selection criteria retroactively to December 31, 1987. The performance of the stock selection criteria does not represent the performance of the Fund, nor does it reflect the advisory fees, commissions, expenses or taxes that would be borne by the Fund. The Fund's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of this stock selection criteria is not predictive of future performance of such criteria or of the Fund.


         ANNUAL RESULTS
                         ------------------------------------------------------
           YEAR ENDED                S&P 500     "DOGS" OF WALL STREET
                                                        STRATEGY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------
            12/31/88                 16.56%              34.4%

            12/31/89                 31.62%              32.3%

            12/31/90                 -3.10%              -1.1%

            12/31/91                 30.40%              39.3%

            12/31/92                  7.61%              11.9%

            12/31/93                 10.06%              12.7%

            12/31/94                  1.32%              10.2%

            12/31/95                 37.55%              36.8%

            12/31/96                 22.95%              20.8%

            12/31/97                 33.35%              31.2%

=========================================================================
         SUMMARY RESULTS
-------------------------------------------------------------------------
                                    S&P 500      "DOGS" OF WALL STREET
                                                        STRATEGY
Arithmetic average                  18.83%               22.85%

Standard deviation of return        14.42%               13.82%

1-yr                                33.35%               31.20%

3-yr compounded*                    31.14%               29.43%

5-yr compounded*                    20.25%               21.91%

7-yr compounded*                    19.74%               22.74%

10-yr compounded*                   18.03%               22.13%

*Quoted return is for the most recent period ended December 31, 1997
=========================================================================

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

The Fund offers more than one class of shares: Class A, Class B and Class II shares.

Each class of shares has its own cost structure, so you can choose the one best suited to your investment needs. Your broker or financial advisor can help you determine which class is right for you.

-----------------------------------------------------------------------------------------------
          CLASS A                           CLASS B                       CLASS II
-----------------------------------------------------------------------------------------------
 .   Front-end sales charges,        .   No front-end sales            .    Front-end sales
    as described below.                 charge; all your                   charge, as described
    There are several ways              money goes to work                 below.
    to reduce these charges,            for you right away.
    also described below.
                                                                      .    Higher annual
                                                                           expenses than Class
                                                                           A shares.
 .   Lower annual expenses           .   Higher annual
    than Class B or Class II            expenses than Class           .    Deferred sales
    shares.                             A shares.                          charge
                                                                           on shares you sell
                                    .   Deferred sales                     within eighteen
                                        charge on shares                   months of purchase,
                                        you sell within six                as described below.
                                        years of purchase, as
                                        described below.              .    No conversion to
                                                                           Class A.
                                    .   Automatic
                                        conversion to Class
                                        A shares after
                                        approximately seven
                                        years, thus reducing
                                        future annual
                                        expenses.


CALCULATION OF SALES CHARGES

CLASS A  Sales Charges are as follows:

                                                             Concession
                                                                to
                                         Sales Charge         Dealers
                                     -----------------------------------
                                       % OF     % OF NET        % OF
                                     OFFERING    AMOUNT       OFFERING
          YOUR INVESTMENT              PRICE    INVESTED        PRICE
Less than $50,000..................   5.75%      6.10%         5.00%
$50,000 but less than $100,000.....   4.75%      4.99%         4.00%
$100,000 but less than $250,000....   3.75%      3.90%         3.00%
$250,000 but less than $500,000....   3.00%      3.09%         2.25%
$500,000 but less than $1,000,000..   2.10%      2.15%         1.35%
$1,000,000 or more.................   None       None          1.00%

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a 1% CDSC on any shares you sell within one year of purchase.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:


  Years after purchase           CDSC on shares being sold

  1st or 2nd year                4.00%

  3rd or 4th year                3.00%

  5th year                       2.00%

  6th year                       1.00%

  7th year and thereafter        None


For purposes of the CDSC, we count all purchases you make during a calendar month as having been made on the FIRST day of that month.
CLASS II  Sales Charges are as follows:

-------------------------------------------------------------------------------

          Sales Charge                       Concession to Dealers
-------------------------------------------------------------------------------
             % OF             % OF NET                % OF
           OFFERING            AMOUNT               OFFERING
            PRICE             INVESTED                PRICE

            1.00%               1.01%                 1.00%


There is also a CDSC of 1% on shares you sell within the first eighteen months after you buy them.

DETERMINATION OF CDSC Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS Various individuals and institutions may purchase Class A shares without front-end sales charges, including:

 .    financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Fund shares in fee-based investment products under an agreement with the Distributor
 .    participants in certain retirement plans that meet applicable conditions
 .    Fund Trustees and other individuals who are affiliated with the Fund or other SunAmerica Mutual Funds and their families
 .    selling brokers and their employees and sales representatives
 .    participants in "Net Asset Value Transfer Program"

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

 .    within one year of the shareholder's death or becoming disabled

 .    taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which the Adviser serves as a fiduciary

 .    to make taxable distributions from certain retirement plans
 .    to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

REDUCING YOUR CLASS A SALES CHARGES There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of

Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the SAI.

To utilize: if you think you may be eligible for a sales charge reduction or CDSC waiver, contact your broker or financial advisor.

REINSTATEMENT PRIVILEGE If you sell shares of the Fund, you may invest some or all of the proceeds in the same share class of the Fund within one year without a sales charge. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC. All accounts involved must be registered in the same name(s).

12b-1 FEES

Each class of shares of the Fund has its own 12b-1 plan that provides for distribution and service fees (payable to the Distributor) based on a percentage of average daily net assets, as follows:


        Class         Distribution Fee       Service Fee
        -----         ----------------       -----------

          A                .10%                .25%
          B                .75%                .25%
          II               .75%                .25%


Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Fund are as follows:

     . non-retirement account: $500
     . retirement account: $250
     . dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Fund are as follows:
     . non-retirement account: $100
     . retirement account: $25

5. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850.

6. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

7. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

---------------------------------------------------------------------------------------------------------------
BUYING SHARES
---------------------------------------------------------------------------------------------------------------
            Opening an account                                 Adding to an account
---------------------------------------------------------------------------------------------------------------
BY CHECK
---------------------------------------------------------------------------------------------------------------
            . Make out a check for the investment              . Make out a check for the investment amount
              amount, payable to the Fund or                     payable to the Fund or SunAmerica Funds.
              SunAmerica Funds.

            . Deliver the check and your completed             . Include the stub from your Fund statement or
              Account Application (and Supplemental              a note specifying the Fund name, your share
              Account Application, if applicable) to             class, your account number and the name(s) in
              your broker or financial advisor, or mail          which the account is registered.
              them to:                                         . Indicate the Fund and account number in the
                                                                 memo section of your check.
              SunAmerica Fund Services, Inc.
              Mutual Fund Operations, 3rd Floor                . Deliver the check and your note to your
              The SunAmerica Center                              broker or financial advisor, or mail them to
              733 Third Avenue
              New York, New York  10017-3204.                    Non-Retirement Accounts:
                                                                 ------------------------
                                                                 SunAmerica Fund Services, Inc.
                                                                 c/o NFDS
                                                                 P.O. Box 419373
                                                                 Kansas City, Missouri  64141-6373

                                                                 Retirement Accounts:
                                                                 --------------------
                                                                 SunAmerica Fund Services, Inc.
                                                                 Mutual Fund Operations, 3rd Floor
                                                                 The SunAmerica Center
                                                                 733 Third Avenue
---------------------------------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------------------------------
            . Deliver your completed application to            . Instruct your bank to wire the amount of
              your broker or financial advisor or fax it         your investment to:
              to SunAmerica Fund Services, Inc. at
              212-551-5585 (Awd fax).                            State Street Bank & Trust Company
                                                                 Boston, MA
            . Obtain your account number by referring            ABA #0110-00028
              to your statement or by calling your               DDA # 99029712
              broker or financial advisor or
              Shareholder/Dealer Services at 1-800-              Specify the Fund name, your share class, your
              858-8850, ext. 5125.                               Fund number, account number and the
                                                                 name(s) in which the account is registered.
                                                                 Your bank may charge a fee to wire funds.

            . Instruct your bank to wire the amount of
              your investment to:

              State Street Bank & Trust Company
              Boston, MA

              ABA #0110-00028
              DDA # 99029712

              Specify the Fund name, your choice of
              share class, your new Fund number and
              account number and the name(s) in which
              the account is registered. Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see "Additional Investor Services."

---------------------------------------------------------------------------------------------------------------
SELLING SHARES
---------------------------------------------------------------------------------------------------------------
             How                                               Requirements
---------------------------------------------------------------------------------------------------------------
THROUGH YOUR BROKER OR FINANCIAL ADVISOR
---------------------------------------------------------------------------------------------------------------
            . Accounts of any type.                            . Call your broker or financial advisor
            . Sales of any amount.                               to place your order to sell shares.
---------------------------------------------------------------------------------------------------------------
BY MAIL
---------------------------------------------------------------------------------------------------------------
            . Accounts of any type.                            . Write a letter of instruction indicating
            . Sales of any amount.                               the Fund name, your share class, your
                                                                 account number, the name(s) in which
                                                                 the account is registered and the dollar
                                                                 value or number of shares you wish to
                                                                 sell.

            . Include all signatures and any
              additional documents that may be
              required (see next page).
            . Mail the materials to:

              SunAmerica Fund Services, Inc.
              Mutual Fund Operations, 3rd Floor
              The SunAmerica Center
              733 Third Avenue
              New York, New York  10017-3204


                                                               . A check will normally be mailed on
                                                                 the next business day to the name(s)
                                                                 and address in which the account is
                                                                 registered, or otherwise according to
                                                                 your letter of instruction.
---------------------------------------------------------------------------------------------------------------
BY PHONE
---------------------------------------------------------------------------------------------------------------
            . Most accounts.
            . Sales of less than $100,000.

            . Call Shareholder/Dealer Services
              at 1-800-858-8850 between 8:30
              a.m. and 7:00 p.m. (Eastern time) on

              most business days.  State the
              Fund name, the name of the person
              requesting the redemption, your
              share class, your account number,
              the name(s) in which the account
              is registered and the dollar value or
              number of shares you wish to sell.

            . A check will be mailed to the
              name(s) and address in which the
              account is registered, or to a
              different address indicated in a
              written authorization previously
              provided to the Fund by the
              shareholder(s) on the account.
---------------------------------------------------------------------------------------------------------------
BY WIRE
---------------------------------------------------------------------------------------------------------------
            . Request by mail to sell any amount               . Proceeds will normally be wired on
              (accounts of any type).                            the next business day.  A $15 fee will
            . Request by phone to sell less than                 be deducted from your account.
              $100,000.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     .  your address of record has changed within the past 30 days
     .  you are selling more than $100,000 worth of shares
     . you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     .  a broker or securities dealer
     .  a federal savings, cooperative or other type of bank
     .  a savings and loan or other thrift institution
     .  a credit union
     .  a securities exchange or clearing agency

     A notary public CANNOT provide a signature guarantee.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for the Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable CDSCs.

EXECUTION OF REQUESTS The Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by the Fund. If your order is received by the Fund or the Distributor before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Fund before its close of business. The Fund and the Distributor reserve the right to reject any order to buy shares.

In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES You may exchange shares of the Fund for shares of the same class of any other SunAmerica Mutual Fund. In addition, you may exchange your Class II shares of the Fund for Class C shares of other SunAmerica Mutual Funds. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."
If you exchange shares that were purchased subject to a CDSC, the CDSC will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Fund may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. The Fund may also refuse any exchange order.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850 for further information. You may sell or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. The Fund does not issue certificates for fractional shares.

MULTI-PARTY CHECKS The Fund may agree to accept a "multi-party check" in payment for Fund shares. This is a check made payable to the investor by another party and then endorsed over to the Fund by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Fund is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to the SunAmerica Mutual Funds of your choice. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account. To use:

     .  Make sure you have at least $5,000 worth of shares in your account.

     . Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same Fund is not advantageous to you, because of sales charges).

     . Specify the payee(s) and amount(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

     . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     .  Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of the Fund periodically for the same class of shares of one or more other SunAmerica Mutual Funds. To use:

     . Specify the SunAmerica Mutual Fund(s) from which you would like money withdrawn and into which you would like money invested.
     . Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
     .  Specify the amount(s). Each exchange must be worth at least $25.
     . Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL) Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Fund. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Fund shares and to the value of the Fund shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Fund shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Fund redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, SARSEPs, 401(k) plans, 403(b) plans and other pension and profit-sharing plans. Using these plans, you can invest in any SunAmerica Mutual Fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder/Dealer Services at 1-800-858-8850.

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

     . after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)
     .  after any changes of name or address of the registered owner(s)
     . in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Fund generally distributes most or all of its net earnings in the form of dividends. Income dividends and capital gains distributions, if any, are paid annually.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund or paid in cash (if more than $10). You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

TAXABILITY OF DIVIDENDS Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies. As long as each Fund so qualifies, the Funds will not be subject to Federal income tax on the earnings that it distributes to shareholders.

However, dividends you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable to you. Distributions of the Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS If you are neither a lawful permanent resident nor a citizen of the U.S., or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, each Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Fund under all applicable laws.

SMALL ACCOUNTS If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges.

MORE INFORMATION ABOUT THE FUND

FUND INVESTMENT STRATEGIES

The chart summarizes information about the Fund's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.

                                                        "DOGS" OF WALL
                                                          STREET FUND
                                         --------------------------------------------
What is the Fund's investment goal?        Total return (including capital
                                           appreciation and current income)

What are the Fund's principal              The Fund annually selects the following
investments (under normal market           30 stocks through a passively managed
conditions)?                               strategy: (1) the 10 highest yielding
                                           common stocks in the DJIA and (2) the
                                           20 other highest yielding stocks of the
                                           400 largest industrial companies in the
                                           U.S. markets that have capitalizations of
                                           at least $1 billion and have received one
                                           of the two highest rankings from an
                                           independently published common stock
                                           ranking service on the basis of growth
                                           and stability of earnings and dividends.

What are the Fund's principal risks?       . stock market volatility
                                           . disciplined strategy
                                           . non-diversification

What other investment strategies can
the Fund use?

 . Annual rebalancing                                         Yes

 . Cash flow management                                       Yes

 . Warrants                                                   Yes

 . Short-term investments                                     Yes

                                                        "DOGS" OF WALL
                                                          STREET FUND
                                         --------------------------------------------

 . Foreign Securities/ADRs                                    Yes

 . Securities lending                                   Yes (up to 33_%)

 . Borrowing for emergencies                            Yes (up to 50%)

 . Options and futures                                        Yes

What other potential risks can affect a    . illiquidity
Fund?                                      . derivatives


GLOSSARY

INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

[SIDEBAR: The Fund's stock selection criteria is designed to implement a "value" oriented philosophy of investing principally in securities believed to be undervalued in the market. This philosophy reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is calculated to identify stocks of large, well-known companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have been generally overlooked by the market.]

ANNUAL REBALANCING No later than January 15 of each year, the Adviser will rebalance the Fund's holdings to create equal weightings among the thirty stocks selected on the basis of the criteria applied as of the preceding December 31st. The Adviser will implement the rebalancing by purchasing new stocks that meet the selection criteria, selling stocks that no longer meet the selection criteria, and adjusting its ownership of stocks that continue to meet the criteria in order to achieve the proper weightings of each of the thirty stocks.

CASH FLOW MANAGEMENT   Because the Fund will be at all times fully invested in
the stocks selected using the criteria described above, the Fund will use the following policies to manage cash that it receives from the sale of its shares. As the Fund's shares are sold during the year, new cash received by the Fund will first be used to the extent necessary to meet redemption requests. The balance of any such cash will be invested weekly (or more frequently as the Adviser deems necessary) in the thirty stocks selected for the Fund. The Fund will purchase the stocks as of its most recent rebalancing in proportion to the current weightings of such stocks in the Fund's portfolio and without any intention to rebalance the Fund's holdings on an interim basis. To the extent redemptions exceed available cash, the Fund will generally meet redemption requests by selling stocks on a pro rata basis (subject to rounding and the avoidance of odd lots), based on the current weightings of such stocks in the Fund's portfolio and without any intention to rebalance the Fund's holdings on an interim basis.

WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

FOREIGN SECURITIES are issued by companies located outside of the United States. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

RISK TERMINOLOGY

MARKET VOLATILITY:   The stock and/or bond markets as a whole could go up or
down (sometimes dramatically). This could affect the value of the securities in the Fund's portfolio.

DISCIPLINED STRATEGY:   The Fund will not deviate from its passively managed
strategy, which entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with federal tax laws applicable to the Fund). The Fund will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

NON-DIVERSIFICATION: The Fund will hold only thirty stocks in its portfolio. This means that its performance can be affected more by a decline in the market price of one stock than would be the case if the Fund had a more diversified portfolio.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options,
                                                         ---
futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Examples of hedging strategies are:

     . Long Hedge - Strategy in which an investor locks in a future price on a security / index by buying a futures contract.

     . Neutral Hedge - Strategy that is designed to provide the highest expected return on a portfolio of securities assuming that the price of a particular investment in the portfolio remains constant.

     . Perfect Hedge - a hedge whose change in value is equal to the change in value of the underlying security, positive or negative.

     . Short Hedge - Strategy designed to reduce the risk of a decline in value of a security / index without requiring ownership of that security.



 FUND MANAGEMENT

ADVISER SunAmerica Asset Management Corp. selects and manages the investments, provides various administrative services, and supervises the daily business affairs of the Fund. For the fiscal year ended September 30, 1998, the Fund paid the Adviser a fee equal to _________% of average daily net assets (net of fee waivers). In addition to managing the Fund and each of the other Equity Funds, the Adviser serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Style Select Series, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust.

The Adviser managed, advised or administered assets in excess of $15 billion as of October 31, 1998.

The Domestic Equity Investment Team is responsible for the portfolio management of the Fund. The Team consists of nine portfolio managers, research analysts and traders. Francis D. Gannon has supervisory responsibility over the Fund. Mr. Gannon, a Vice President, has been with the Adviser since 1993.

DISTRIBUTOR SunAmerica Capital Services, Inc. distributes the Fund's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under the Fund's 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Fund. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Fund's shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the NASD. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

Certain laws and regulations limit the ability of banks and other depository institutions to underwrite and distribute securities. However, in the opinion of the Distributor based upon the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services to investment companies of the type contemplated by the Funds' 12b-1 plans. Banks and other financial services firms may be subject to various state laws regarding these services, and may be required to register as dealers pursuant to state law.

ADMINISTRATOR SunAmerica Fund Services, Inc. assists the Fund's transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by the Fund for its services at the annual rate of .22% of average daily net assets.


The Adviser, Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

                             (OUTSIDE BACK COVER)

FOR MORE INFORMATION

     The Fund is a series of SunAmerica Equity Funds.

     The following documents contain more information about the Fund and are available free of charge upon request:

               ANNUAL REPORT. Contains financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

               STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Fund's policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Fund by contacting:

               SunAmerica Fund Services, Inc.
               Mutual Fund Operations
               The SunAmerica Center
               733 Third Avenue
               New York, New York  10017-3204
               1-800-858-8850

     or

by calling your broker or financial advisor.

     Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Fund is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                              [Logo]  SunAmerica
                                 Mutual Funds



DISTRIBUTOR:                                    SunAmerica Capital Services



INVESTMENT COMPANY ACT
File No.  811-4801

                          ___________________, 1999  PROSPECTUS


SUNAMERICA EQUITY FUNDS

     . SMALL COMPANY GROWTH FUND
     . BALANCED ASSETS FUND
        (CLASS Z SHARES)


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                              [Logo]  SUNAMERICA
                                                                    Mutual Funds

                               TABLE OF CONTENTS


FUND HIGHLIGHTS.......................................  1

FINANCIAL HIGHLIGHTS..................................  6

SHAREHOLDER ACCOUNT INFORMATION.......................  7

MORE INFORMATION ABOUT THE FUNDS......................  8
    Fund Investment Strategies........................  8
    Glossary.......................................... 11
        Investment Terminology........................ 11
        Risk Terminology.............................. 12

FUND MANAGEMENT....................................... 13

FUND HIGHLIGHTS

The following questions and answers are designed to give you an overview of the Trust, and to provide you information about two of the Trust's investment portfolios, or "Funds," and their investment goals and principal strategies. More complete investment information is provided in the chart, under "More Information About the Funds," which is on page 8, and the glossary that follows on page 11.

Q:   What are the Funds' investment goals?

A: Each Fund operates as a separate mutual fund, and has its own investment goal and a strategy for pursuing it. No goal may be changed without shareholder approval.

     The Small Company Growth Funds seeks capital appreciation by investing primarily in equity securities.

     The Balanced Assets Fund seeks to conserve principal by investing in a balanced portfolio of stocks and bonds.

Q:   How do the Funds pursue these goals?

A: The Small Company Growth Fund invests primarily in common stocks. The Small Company Growth Funds will normally purchase stocks issued by companies with market capitalizations of $1 billion or less.

     [Margin note: MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.]

     The Balanced Assets Fund will divide its assets between stocks and bonds. The stocks will generally be of companies with market capitalizations of over $1 billion. The bonds will generally be high-quality.

     [Margin note: "High-quality" instruments have a very strong capacity to pay interest and repay principal.]

[Margin note: "growth" companies are considered to have a historical record of above-average growth rate; to have significant growth potential; above-average earnings growth or value or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.]

Q:   What are the principal risks of investing in the Funds?

A: As with any equity fund, the value of your investment in each of the Funds may fluctuate in response to stock market movements, and you could lose money. Other principal risks include:

          - individual stocks selected for a Fund may underperform the market generally

          - stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the Small Company Growth Fund

          - the Balanced Assets Fund may be affected by movements in the bond market in addition to the stock market

     In addition, shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.

Q:   How have the Funds performed historically?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from year to year, and compare the Funds' average annual returns to those of an appropriate market index. Of course, past performance is not necessarily an indication of how a Fund will perform in the future.

SMALL COMPANY GROWTH FUND

                           [BAR GRAPH APPEARS HERE]

                        1988.................... 48.45%
                        1989.................... 23.05%
                        1990....................-26.99%
                        1991.................... 54.85%
                        1992.................... 20.12%
                        1993.................... 13.89%
                        1994....................  4.73%
                        1995.................... 50.16%
                        1996.................... 14.92%
                        1997....................  3.34%

FIGURE 1
(Class A)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 27.23% (quarter ended 03/31/91) and the lowest return for a quarter was -30.80% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was -15.15%.

Average Annual Total Returns (as of                                    Return
the calendar year ended)              Past One   Past Five   Past Ten  Since
                                      Year       Years       Years     Inception
--------------------------------------------------------------------------------
Small Company Growth Fund   Z         4.04%     N/A          N/A       4.84%
--------------------------------------------------------------------------------
Russell 200 Index/*/
--------------------------------------------------------------------------------
Nasdaq Industrial Index/**/
--------------------------------------------------------------------------------

 /*/ The Russell 2000 Index is a unmanaged broad-based index of 2,000 smaller capitalization companies.
/**/ The Nasdaq Industrial Index is a value-weighted index calculated on price change only and/ does not include income and is composed of more than 3,000 industrial issues.

BALANCED ASSETS FUND

                           [BAR GRAPH APPEARS HERE]

                        1988....................  6.51%
                        1989.................... 18.44%
                        1990.................... -2.34%
                        1991.................... 27.48%
                        1992....................  5.43%
                        1993.................... 14.17%
                        1994.................... -2.57%
                        1995.................... 26.95%
                        1996....................  8.3%
                        1997.................... 23.37%

FIGURE 2
(Class B)

     During the 10-year period shown in the bar chart, the highest return for a quarter was 11.90% (quarter ended 03/31/91) and the lowest return for a quarter was -13.61% (quarter ended 09/30/90). The Fund's year-to-date return as of September 30, 1998 was 6.23%.

Average Annual Total Returns (as of   Past One  Past Five   Past Ten   Return
the calendar year ended)              Year      Years       Years      Since
                                                                       Inception
--------------------------------------------------------------------------------
Balanced Assets Fund         Z        28.82%    N/A         N/A        21.00%
--------------------------------------------------------------------------------
S&P 500(R) Index/*/
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
Government Index/**/
--------------------------------------------------------------------------------

/*/ The S&P 500(R) is the Standard & Poor's Composite 500 Stock Price Index, a widely recognized, unmanaged index of common stock prices.

/**/ The Lehman Brothers Intermediate Government Index is an unmanaged index comprised/ of all publicly issued, non-convertible domestic debt of the United States Government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of 10 years are included.

Q:   What are the Funds' expenses?

A: The following table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Funds.


                                       SMALL COMPANY          BALANCED
                                        GROWTH FUND         ASSETS FUND
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly
from your
investment)
--------------------------------------------------------------------------------
   Maximum Sales Charge
   (Load) Imposed on Purchases
   (as a percentage of offering            None                None
   price)............................
--------------------------------------------------------------------------------
   Maximum Deferred Sales
   Charge (Load) (as a percentage of       None                None
   amount redeemed)..................
--------------------------------------------------------------------------------
   Maximum Sales Charge
   (Load) Imposed on Reinvested            None                None
   Dividends.........................
--------------------------------------------------------------------------------
   Redemption Fee....................      None                None
--------------------------------------------------------------------------------
   Exchange Fee......................      None                None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROSS ANNUAL FUND
OPERATING EXPENSES
(expenses that are
deducted from Fund
assets)..............................
--------------------------------------------------------------------------------
   Management Fees...................      0.75%               0.75%
--------------------------------------------------------------------------------
   Distribution                            None                None
   (12b-1) Fees......................
--------------------------------------------------------------------------------
   Other Expenses....................
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Gross Annual Fund
   Operating.........................
--------------------------------------------------------------------------------


EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
SMALL COMPANY GROWTH FUND

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
    (Class Z shares).......................

BALANCED ASSETS FUND
    (Class Z shares).......................

You would pay the following expenses if you did not redeem your shares:

                                              1 Year  3 Years  5 Years  10 Years
                                              ------  -------  -------  --------
SMALL COMPANY GROWTH FUND
    (Class Z shares)......................

BALANCED ASSETS FUND
    (Class Z shares)......................


FINANCIAL HIGHLIGHTS

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information (SAI), which is available upon request.

                           [to be filed by amendment]

SHAREHOLDER ACCOUNT INFORMATION

SELECTING A SHARE CLASS

Each Fund offers Class Z shares through this prospectus. Class Z shares are offered exclusively for sale to participants in the SunAmerica Profit Sharing and Retirement Plan, an employee benefit plan sponsored by Fidelity Investments (the "401(k) Plan" or the "Plan").

OPENING AN ACCOUNT

Class Z shares of the Funds are offered exclusively for sale to participants in the 401(k) Plan. Such shares may be purchased or redeemed only by the 401(k) Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the 401(k) Plan should be directed to the Fidelity Participant Center at (800) 835-5098.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of its shares outstanding.

Because Class Z shares are not subject to any distribution or service fees, the net asset value per share of the Class Z shares will generally be higher than the net asset value per share of each of Class A, Class B and Class II shares of each Fund, except following the payment of dividends and distributions.

BUY AND SELL PRICES When you buy Class Z shares, you pay the NAV. When you sell Class Z shares, you receive the NAV.

EXECUTION OF REQUESTS Each Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by the Fund. If your order is received by the Fund or the Distributor before the Fund's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If your order is received after that time, you will receive the next business day's closing price. The Fund and the Distributor reserve the right to reject any order to buy shares.

The net asset value per share at which shares of the Funds are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCHANGES   Class Z shareholders of one Fund may exchange their shares for Class
Z shares of another SunAmerica Mutual Fund on the basis of relative net asset value per share.

TAX, DIVIDEND AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, a shareholder will receive account statements as follows:

     . after every transaction that affects your account balance (except a dividend reinvestment)
     . after any changes of name or address of the registered owner(s)
     . in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Balanced Assets Fund, and annually by the other Fund. Capital gains distributions, if any, are paid annually by the Funds.

DIVIDEND REINVESTMENTS Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any other SunAmerica Mutual Fund that offers Class Z shares. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850 to change dividend and distribution payment options.

The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B and Class II of the same Fund shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

TAXES   As a qualified plan, the  401(k) Plan generally pays no federal income tax. Individual participants in the 401(k) Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the 401(k) Plan.

MORE INFORMATION ABOUT THE FUNDS

FUND INVESTMENT STRATEGIES

Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. We have included a glossary to define the investment and risk terminology used in the chart.

                              SMALL COMPANY
                                 GROWTH                        BALANCED ASSETS
                           -------------------------------------------------------------
What is the Fund's
investment goal?           Capital appreciation            Conservation of principal

What are the Fund's        stocks of small companies       stocks and bonds (at least
principal investments      (at least 65% of total assets)  25% of total assets will be
(under normal market                                       invested in senior fixed-
conditions)?                                               income securities)

What are the Fund's        . stock market                  . stock and bond
principal risks?             volatility                      market volatility
                           . stock selection               . stock selection
                           . small market                  . interest rate
                             capitalization                  fluctuations

What other investment
strategies can the Fund
use?

 . Active Trading                 Yes                             Yes

 . Fixed income
  securities

    Investment grade             Yes                             Yes

 . Small Company              see principal                  Yes (up to 20%)
  stocks                   investments above

 . Short-term
  investments                Yes (up to 10%)                Yes (up to 10%)

                              SMALL COMPANY
                                 GROWTH                        BALANCED ASSETS
                           -------------------------------------------------------------
 . Defensive
  investments                    Yes                             Yes

 . Foreign securities             Yes                             Yes

 . Illiquid securities       Yes (up to 15%)                Yes (up to 15%)

 . Securities lending        Yes (up to 33%)                Yes (up to 33%)

 . Borrowing for
  emergencies               Yes (up to 50%)                Yes (up to 5%)

 . Options and futures            Yes                             Yes

 . Special situations             Yes                             Yes

What other potential
risks can affect a Fund?   . interest rate fluctuations    . small market
                           . foreign exposure                capitalizations
                           . illiquidity                   . foreign exposure
                           . derivatives                   . illiquidity
                           . hedging                       . derivatives
                                                           . hedging

GLOSSARY

INVESTMENT TERMINOLOGY

CAPITAL APPRECIATION is growth of the value of an investment.

CONSERVATION OF PRINCIPAL means investing in a manner that tries to protect the value of an investment against market movements and other economic events.

SMALL COMPANIES have market capitalizations of $1 billion or less.

ACTIVE TRADING means that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund. During periods of increased market volatility, active trading may be more pronounced.

FIXED INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. Government securities and mortgage-backed and asset-backed securities. The issuer of a SENIOR fixed income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

[Margin note: The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. "Investment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.]

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. Government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy.

FOREIGN SECURITIES are issued by companies located outside of the United States. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities.

ILLIQUID SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

SPECIAL SITUATIONS. A "special situation" arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

MARKET VOLATILITY:   The stock and/or bond markets as a whole could go up or
down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL MARKET CAPITALIZATION: Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements, making it difficult to buy and sell in a timely manner.

INTEREST RATE FLUCTUATIONS:   Volatility of the bond market is due principally
to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Examples of hedging strategies are:

     . Long Hedge - Strategy in which an investor locks in a future price on a security/index by buying a futures contract.

     . Neutral Hedge - Strategy that is designed to provide the highest expected return on a portfolio of securities assuming that the price of a particular investment in the portfolio remains constant.

     . Perfect Hedge - a hedge whose change in value is equal to the change in value of the underlying security, positive or negative.

     . Short Hedge - Strategy designed to reduce the risk of a decline in value of a security/index without requiring ownership of that security.

FUND MANAGEMENT

ADVISER SunAmerica Asset Management Corp. selects and manages the investments, provides various administrative services, and supervises the daily business affairs of each Fund. In addition to managing the Funds, the Adviser serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Style Select Series, Seasons Series Trust, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and SunAmerica Series Trust. The Adviser managed, advised or administered assets in excess of $15 billion as of October 31, 1998.

For the fiscal year ended September 30, 1998, each Fund paid the Adviser a fee equal to the following percentage of average daily net assets:


          Fund                      Fee
          ----                      ---
     Small Company Growth           .75%
     Balanced Assets                .75%

The Domestic Equity Investment Team is responsible for the portfolio management of each of the Funds. The Team consists of nine portfolio managers, research analysts and traders.

DISTRIBUTOR SunAmerica Capital Services, Inc. serves as the Distributor of Class Z shares and incurs the expenses of distributing the Funds' Class Z shares under a Distribution Agreement with respect to the Funds, none of which are reimbursed by or paid for by the Funds. There is no distribution plan in effect for the Class Z shares.

ADMINISTRATOR SunAmerica Fund Services, Inc. serves as the Administrator for Class Z shares and may receive reimbursement from the Trust of its costs through a fee, none of which is reimbursed by or paid for by the Class Z shares of the Funds. The Class Z shares, however, pay all direct transfer agency fees and out-of-pocket expenses.

The Adviser, Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION


     The following documents contain more information about the Funds and are available free of charge upon request:

                ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

     You may obtain copies of these documents or ask questions about the Funds by contacting:

                SunAmerica Fund Services, Inc.
                Mutual Fund Operations
                The SunAmerica Center
                733 Third Avenue
                New York, New York  10017-3204
                1-800-858-8850

     or

by calling your broker or financial advisor.

     Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

     You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [Logo]  SUNAMERICA
                                   MUTUAL FUNDS



DISTRIBUTOR:                        SunAmerica Capital Services



INVESTMENT COMPANY ACT
File No.  811-4801

                            SUNAMERICA EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED [_____], 1999

The SunAmerica Center                         General Marketing and
733 Third Avenue                              Shareholder Information
New York, NY  10017-3204                      (800) 858-8850

     SunAmerica Equity Funds (the "Trust") is a mutual fund consisting of six different investment funds: SunAmerica Blue Chip Growth Fund, SunAmerica Mid-Cap Growth Fund, SunAmerica Small Company Growth Fund, SunAmerica Growth and Income Fund, SunAmerica Balanced Assets Fund and "Dogs" of Wall Street Fund. Each Fund has distinct investment objectives and strategies.

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Trust's Prospectus dated [_____], 1999. To obtain a Prospectus free of charge, please call the Trust at (800) 858-8850. Each Prospectus is incorporated by reference into this Statement of Additional Information. Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

                               TABLE OF CONTENTS
                                                            PAGE
                                                            -----
HISTORY OF THE FUNDS                                            B-2
INVESTMENT OBJECTIVES AND POLICIES                              B-3
INVESTMENT RESTRICTIONS                                         B-33
TRUSTEES AND OFFICERS                                           B-35
ADVISER, PERSONAL TRADING, DISTRIBUTOR AND
ADMINISTRATOR                                                   B-41
PORTFOLIO TRANSACTIONS AND BROKERAGE                            B-49
ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES             B-52
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES           B-60
DETERMINATION OF NET ASSET VALUE                                B-62
PERFORMANCE DATA                                                B-63
DIVIDENDS, DISTRIBUTIONS AND TAXES                              B-70
RETIREMENT PLANS                                                B-74
DESCRIPTION OF SHARES                                           B-76
ADDITIONAL INFORMATION                                          B-79
FINANCIAL STATEMENTS                                            B-82
APPENDIX                                                        APPENDIX-1

     No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Adviser or the Distributor. This Statement of Additional Information and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.

     This Statement of Additional Information relates to the six different investment funds (each, a "Fund," and collectively, the "Funds") of SunAmerica Equity Funds, a Massachusetts business trust, which is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The six Funds are: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Mid-Cap Growth Fund ("Mid-Cap Growth Fund"), SunAmerica Small Company Growth Fund ("Small Company Growth Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund") and "Dogs" of Wall Street Fund.

                              HISTORY OF THE FUNDS

     The Trust, an open-end management investment company, was organized as a Massachusetts business trust on June 18, 1986. On September 24, 1993, the Trust reorganized with certain SunAmerica Mutual Funds (the "Reorganization") and was renamed "SunAmerica Equity Funds." In the Reorganization, all outstanding shares of the two then-existing series of the Trust, the Growth Portfolio and the Aggressive Growth Portfolio, were redesignated Class A shares and renamed the SunAmerica Growth Fund ("Growth Fund") and the SunAmerica Emerging Growth Fund ("Emerging Growth Fund"), respectively. In addition, the SunAmerica Emerging Growth Fund series of SunAmerica Fund Group ("Old Emerging Growth") reorganized with, and its shareholders received Class B shares of, the Emerging Growth Fund. With regard to the Balanced Assets Fund series of the Trust, the Total Return Fund series of SunAmerica Multi-Asset Portfolios, Inc. ("Total Return") and the SunAmerica Balanced Assets Fund series of SunAmerica Fund Group ("Old Balanced Assets") reorganized with, and their shareholders received Class A and Class B shares of the Balanced Assets Fund, respectively. The SunAmerica Capital Appreciation Fund, Inc. ("Capital Appreciation") was reorganized with, and its shareholders received Class B shares of, the SunAmerica Value Fund ("Value Fund"). The Reorganization was approved by the shareholders of the Funds or their predecessors who were entitled to vote with respect thereto on September 23, 1993.

     On March 16, 1994, the Board of Trustees of the Trust (the "Trustees") approved changing the names of the Value Fund, Growth Fund and Emerging Growth Fund to the Blue Chip Growth Fund, Mid-Cap Growth Fund and Small Company Growth Fund, respectively, and such name changes became effective on June 7, 1994. On March 16, 1994, the Trustees approved the creation of the Growth and Income Fund.

     On June 18, 1996, the Trustees authorized the designation of Class Z shares of the Balanced Assets Fund and the Small Company Growth Fund. The offering of such Class Z shares commenced on October 1, 1996.

     On November 20, 1997, the Trustees approved the designation of Class C shares of each of the Funds. The offering of such Class C shares of the Small Company Growth Fund and Growth and Income Fund commenced on January 28, 1998.

     On March 17, 1998, the Trustees approved the creation of "Dogs" of Wall Street Fund. The offering of such Fund's Class A, B and II shares commenced on June 1, 1998. All of the Funds except "Dogs" of Wall Street Fund are diversified.

     On November 19, 1998, the Trustees redesignated Class C shares as Class II shares for each of the Funds except with respect to "Dogs" of Wall Street Fund. Such offering commenced on December 1, 1998.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each of the Funds are described in the respective Prospectus. Certain types of securities in which the Funds may invest and certain investment practices that the Funds may employ, are described under "More Information About the Funds --Fund Investment Strategies" in the Prospectus and are discussed more fully below. Unless otherwise specified, each Fund may invest in the following securities. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise.

ILLIQUID AND RESTRICTED SECURITIES. No more than 15% of the value of a Fund's net assets, determined as of the date of purchase, may be invested in illiquid securities including repurchase agreements that have a maturity of longer than seven days, interest-rate swaps, currency swaps, caps, floors and collars, or other securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There will generally be a lapse of time between a mutual fund's decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, each of the Funds will generally seek to obtain the right of registration at the expense of the issuer (except in the case of Rule 144A securities, discussed below).

     In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     For example, restricted securities that the Board of Trustees, or the Adviser pursuant to guidelines established by the Board of Trustees, has determined to be marketable, such as securities eligible for resale under Rule 144A promulgated under the Securities Act, or certain private placements of commercial paper issued in reliance on an exemption from such Act pursuant to
Section 4(2) thereof, may be deemed to be liquid for purposes of this restriction. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers (as defined in Rule 144A) become for a time uninterested in purchasing these restricted securities. In addition, a repurchase agreement that by its terms can be liquidated before its nominal fixed-term on seven days or less notice is regarded as a liquid instrument. The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Trustees, the following factors:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Commercial paper issues in which a Fund's net assets may be invested include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by
Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction.

Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Section 4(2) paper issued by a company that files reports under the Securities Exchange Act of 1934, as amended, is generally eligible to be sold in reliance on the safe harbor of Rule 144A described above. A Fund's 15% limitation on investments in illiquid securities includes Section 4(2) paper other than Section 4(2) paper that the Adviser has determined to be liquid pursuant to guidelines established by the Trustees. The Trustees have delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(2) paper, pursuant to guidelines approved by the Trustees that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Adviser, subject to the guidance of the Trustees. In such agreements, the seller agrees to repurchase the security at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund's money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value equal to at least 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, the Fund will require additional collateral. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Trustees have established guidelines to be used by the Adviser in connection with transactions in repurchase agreements and will regularly monitor each Fund's use of repurchase agreements. A Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 15% of the value of its net assets. However, there is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements having a maturity of seven days or less for temporary defensive purposes.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund then invests the proceeds from the transaction in another obligation in which the Fund is authorized to invest. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, the Fund will segregate cash or liquid securities in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's repurchase obligation, and the Fund's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings. See "Investment Restrictions."

FIXED INCOME SECURITIES. Each Fund except "Dogs" of Wall Street Fund may invest, subject to the percentage and credit quality limitations stated herein and in the Prospectus, in debt securities, including corporate obligations issued by domestic and foreign corporations and governments and money market instruments, without regard to the maturities of such securities.

     The Blue Chip Growth, Mid-Cap Growth and Small Company Growth Funds may, under normal circumstances, invest up to 35% of total assets in debt securities that have the potential for capital appreciation. The Blue Chip Growth, Mid-Cap Growth and Small Company Growth Funds may invest in securities rated as low as "BBB" by Standard & Poor's Ratings Services, a Division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or "Baa" by Moody's Investors Service, Inc. ("Moody's"), or unrated securities of equivalent quality.

     The Growth and Income Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for Standard & Poor's or "Ca" or lower for Moody's) unless the Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings. In the event the rating of a debt security is down-graded below the lowest rating category deemed by the Adviser to be acceptable for the Growth and Income Fund's investments, the Adviser will determine on a case by case basis the appropriate action to serve the interest of shareholders, including disposition of the security.

     The Balanced Assets Fund will, under normal circumstances, invest at least 25% of its assets in fixed-income senior securities; however, the fixed income component will exceed 25% when the Adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equities market. The Balanced Assets Fund may invest up to 10% of total assets (measured at the time of investment) in securities rated as low as "BBB" by Standard & Poor's or "Baa" by Moody's (or determined by the Adviser to be of equivalent quality if unrated).

     Those debt securities rated "BBB" or "Baa," while considered to be "investment grade," may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. As a consequence of the foregoing, the opportunities for income and gain may be limited. While the Funds have no stated policy with respect to the disposition of securities whose ratings fall below investment grade, each occurrence is examined by the Adviser to determine the appropriate course of action.

     Risks of Investing in Lower Rated Bonds. As described above, debt securities in which the Growth and Income Fund may invest may be in the lower rating categories of recognized rating agencies (that is, ratings of Ba or lower by Moody's or BB or lower by Standard & Poor's (and comparable unrated securities) (commonly known as "junk bonds"). For a description of these and other rating categories, see Appendix. No minimum rating standard is required for a purchase by the Fund.

          Such high yield bonds can be expected to provide higher yields, but may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies. It should be noted that lower-rated securities are subject to risk factors such as (a) vulnerability to economic downturns and changes in interest rates; (b) sensitivity to adverse economic changes and corporate developments; (c) redemption or call provisions that may be exercised at inopportune times; (d) difficulty in accurately valuing or disposing of such securities; (e) federal legislation that could affect the market for such securities; and (f) special adverse tax consequences associated with investments in certain high-yield, high-risk bonds.

     High yield bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in lower return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market.

     There is a thinly traded market for high yield bonds, and recent market quotations may not be available for some of these bonds. Market quotations are generally available only from a limited number of dealers and may not represent firm bids from such dealers or prices for actual sales. As a result, a Fund may have difficulty valuing the high yield bonds in their portfolios accurately and disposing of these bonds at the time or price desired. Under such conditions, judgment may play a greater role in valuing certain of the Fund's portfolio securities than in the case of securities trading in a more liquid market.

     Ratings assigned by Moody's and Standard & Poor's to high yield bonds, like other bonds, attempt to evaluate the safety of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change. If a rating with respect to a portfolio security is changed, the Adviser will determine whether the security will be retained based upon the factors the Adviser considers in acquiring or holding other securities in the portfolio. Investment in high yield bonds may make achievement of the Fund's objective more dependent on the Adviser's own credit analysis than is the case for higher-rated bonds.

     Market prices for high yield bonds tend to be more sensitive than those for higher-rated securities due to many of the factors described above, including the credit-worthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions. In addition, yields on such bonds will fluctuate over time. An economic downturn could severely disrupt the market for high yield bonds. In addition, legislation impacting high yield bonds may have a materially adverse effect on the market for such bonds. For example, federally insured savings and loan associations have been required to divest their investments in high yield bonds.

     The risk of default in payment of principal and interest on high yield bonds is significantly greater than with higher-rated debt securities because high yield bonds are generally unsecured and are often subordinated to other obligations of the issuer, and because the issuers of high yield bonds usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recession or increasing interest rates. Upon a default, bondholders may incur additional expenses in seeking recovery.

     As a result of all these factors, the net asset value of the Fund, to the extent it invests in high yield bonds, is expected to be more volatile than the net asset value of funds that invest solely in higher-rated debt securities. This volatility may result in an increased number of redemptions from time to time. High levels of redemptions in turn may cause the Fund to sell its portfolio securities at inopportune times and decrease the asset base upon which expenses can be spread.

     Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Fixed income securities in which the Growth and Income Fund may invest also include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. PIK bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater volatility in market value due to changes in interest rates and other factors than debt obligations that make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities under disadvantageous circumstances to satisfy the Fund's distribution obligations.

SHORT-TERM AND TEMPORARY DEFENSIVE INSTRUMENTS. In addition to their primary investments, each Fund, except as described below, may also invest up to 10% of its total assets in money market instruments for liquidity purposes (to meet redemptions and expenses). For temporary defensive purposes, each Fund, except as described below, may invest up to 100% of its total assets in fixed income securities, including corporate debt obligations and money market instruments rated in one of the two highest categories by a nationally recognized statistical rating organization (or determined by the Adviser to be of equivalent quality). "Dogs" of Wall Street Fund may invest in money market instruments pending investment in the stocks selected through its investment strategy and does not intend to invest any of its assets in fixed income securities. A description of securities ratings is contained in the Appendix to this Statement of Additional Information.

     Subject to the limitations described above and below, the following is a description of the types of money market and fixed income securities in which the Funds may invest:

     U.S. Government Securities: See the section entitled "U.S. Government Securities" below.

     Commercial Paper: Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations. A Fund's commercial paper investments may include variable amount master demand notes and floating rate or variable rate notes. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rates while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. A Fund has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, a Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, a Fund considers earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Fund may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated in one of the two highest categories by a nationally recognized statistical rating organization. The Funds will generally purchase commercial paper only of companies of medium to large capitalizations (i.e., $1 billion or more).

     Certificates of Deposit and Bankers' Acceptances: Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

     Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

     The Funds will generally open interest-bearing accounts only with, or purchase certificates of deposit, time deposits or bankers' acceptances only from, banks or savings and loan associations whose deposits are federally-insured and whose capital is at least $50 million.

     Corporate Obligations: Corporate debt obligations (including master demand notes). For a further description of variable amount master demand notes, see the section entitled "Commercial Paper" above.

     Repurchase Agreements: See the section entitled "Repurchase Agreements" above.

U.S. GOVERNMENT SECURITIES. Each Fund except "Dogs" of Wall Street Fund may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government. They are of the highest possible credit quality. These securities are subject to variations in market value due to fluctuations in interest rates, but if held to maturity, are guaranteed by the U.S. government to be paid in full.

     Such a Fund may also invest in securities issued by agencies of the U.S. government or instrumentalities of the U.S. government. These obligations, including those guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. Obligations of the Government National Mortgage Association ("GNMA"), the Farmer's Home Administration ("FMHA") and the Export-Import Bank are backed by the full faith and credit of the United States.

     Such a Fund may also invest in securities issued by U.S. government instrumentalities and certain federal agencies that are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.

     The Balanced Assets Fund may, in addition to the U.S. government securities noted above, invest in mortgage-backed securities (including private mortgage-backed securities), such as GNMA, FNMA or FHLMC certificates (as defined below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.

     The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Balanced Assets Fund to differ from the yield calculated on the basis of the expected average life of the pool.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that the Balanced Assets Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Balanced Assets Fund have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually.
Because of those factors, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. The Balanced Assets Fund may purchase mortgage-backed securities at a premium or at a discount.

     The following is a description of GNMA, FNMA and FHLMC certificates, the most widely available mortgage-backed securities:

     GNMA Certificates. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Balanced Assets Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

     GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the FMHA, or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

     The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market.

     FHLMC Certificates. The FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs") (collectively, "FHLMC Certificates"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.

     GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

     FNMA Certificates. The FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

     Another type of mortgage-backed security in which the Balanced Assets Fund may invest is a collateralized mortgage obligation ("CMO"). CMOs are fully collateralized bonds that are the general obligations of the issuer thereof (i.e., the U.S. government, a U.S. government instrumentality, or a private issuer). Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

     Certain CMOs may be deemed to be investment companies under the 1940 Act. The Balanced Assets Fund intends to conduct operations in a manner consistent with this view, and therefore generally may not invest more than 10% of its total assets in such issuers without obtaining appropriate regulatory relief.
In reliance on Securities and Exchange Commission ("SEC") staff interpretations, the Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act but have obtained exemptive orders from the SEC from such provisions.

     The Balanced Assets Fund may also invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. Stripped mortgage-backed securities have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of stripped mortgage-backed security has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on the Fund's yield. While interest only and principal only securities are generally regarded as being illiquid, such securities may be deemed to be liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share. Only government interest only and principal only securities backed by fixed-rate mortgages and determined to be liquid under guidelines and standards established by the Trustees may be considered liquid securities not subject to a Fund's limitation on investments in illiquid securities.

INVESTMENT IN SMALL, UNSEASONED COMPANIES. As described in the Prospectus, the Small Company Growth Fund will invest, and each other Fund except for "Dogs" of Wall Street Fund may invest, in the securities of small companies having market capitalizations under $1 billion. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. The securities of these small companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. If other investment companies and investors who invest in such issuers trade the same securities when a Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

     Companies with market capitalization of $1 billion to $5 billion ("Mid-Cap Companies") may also suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative. Each Fund may invest in the securities of Mid-Cap Companies.

WARRANTS AND RIGHTS. Each Fund may invest in warrants, which give the holder of the warrant a right to purchase a given number of shares of a particular issue at a specified price until expiration (generally two or more years). Such investments generally can provide a greater potential for profit or loss than investments of equivalent amounts in the underlying common stock. The prices of warrants do not necessarily move with the prices of the underlying securities. If the holder does not sell the warrant, he risks the loss of his entire investment if the market price of the underlying stock does not, before the expiration date, exceed the exercise price of the warrant plus the cost thereof. Investment in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying stock) with respect to the assets of the issuer. Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase or sell such securities on a "when-issued" or "delayed delivery" basis. Although a Fund will enter into such transactions for the purpose of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will maintain a segregated account with its custodian, consisting of cash, or liquid securities at least equal to the value of purchase commitments until payment is made. With respect to securities sold on a delayed-delivery basis, a Fund will either segregate the securities sold or liquid assets of a comparable value.

     A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses to (i) dispose of the right to acquire a when-issued security prior to its acquisition or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)

     To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objectives and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities and forward commitments may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser before settlement will affect the value of such securities and may cause a loss to a Fund.

     When-issued transactions and forward commitments may be used to offset anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, a Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields.

FOREIGN SECURITIES. Investments in foreign securities offer potential benefits not available from investments solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. Although foreign securities are generally not expected to constitute a significant portion of any Fund's investment portfolio, each Fund except "Dogs" of Wall Street Fund is authorized to invest, without limitation, in foreign securities. A Fund may purchase securities issued by issuers in any country; provided that a Fund may not invest more than 25% of its total assets in the securities issued by entities domiciled in any one foreign country.

     Each Fund may invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts (GDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository that has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depository of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. A Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the Fund's custodian in five days. The Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. For purposes of a Fund's investment policies, the Fund's investments in these types of securities will be deemed to be investments in the underlying securities. Generally ADRs, in registered form, are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets.

     Each Fund except "Dogs" of Wall Street Fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of specified amounts of currencies of certain of the twelve member states of the European Community. In addition, the Funds may invest in securities denominated in other currency "baskets."

     Investments in foreign securities, including securities of emerging market countries, present special additional investment risks and considerations not typically associated with investments in domestic securities, including reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (i.e., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than the U.S.; greater difficulties in commencing lawsuits; higher brokerage commission rates and custodian fees than the U.S.; increased possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; the imposition of foreign taxes on investment income derived from such countries and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors. The performance of investments in securities denominated in a foreign currency ("non-dollar securities") will depend on, among other things, the strength of the foreign currency against the dollar and the interest rate environment in the country issuing the foreign currency. Absent other events that could otherwise affect the value of non-dollar securities (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a Fund's non-dollar securities in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Fund's non-dollar securities. Currencies are evaluated on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Effective January 1, 1999, several European countries irrevocably fixed their existing national currencies to a new single European currency unit, the "euro." Certain European investments may be subject to additional risks as a result of this conversion. These risks include adverse tax and accounting consequences, as well as difficulty in processing transactions. The Adviser is aware of such potential problems and is coordinating efforts to prevent or alleviate their adverse impact on the Funds. There can be no assurance that a Fund will not suffer any adverse consequences as a result of the euro conversion.

LOANS OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities in amounts up to 33% of total assets to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund and are at all times secured by cash or equivalent collateral. In lending its portfolio securities, a Fund receives income while retaining the securities' potential for capital appreciation. The advantage of such loans is that a Fund continues to receive the interest and dividends on the loaned securities while at the same time earning interest on the collateral, which will be invested in short-term debt securities, including repurchase agreements. A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only to firms deemed by the Adviser to be creditworthy. On termination of the loan, the borrower is required to return the securities to a Fund; and any gain or loss in the market price of the loaned security during the loan would inure to the Fund. Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

     Since voting or consent rights that accompany loaned securities pass to the borrower, each Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in the securities that are the subject of the loan.

CORPORATE TRANSACTIONS INVOLVING PORTFOLIO COMPANIES. "Dogs" of Wall Street Fund will employ a buy and hold strategy over the course of each year, which ignores market timing and rejects active management. The Adviser anticipates that the thirty stocks held by "Dogs" of Wall Street Fund will remain the same throughout the course of a year, despite any adverse developments concerning a particular stock, an industry, the economy or the stock market generally. In the event a corporate transaction such as a reorganization, merger, acquisition or bankruptcy affects the issuer of securities in "Dogs" of Wall Street Fund's portfolio, the Fund generally will not alter its portfolio holdings in an active manner. For example, if as a result of a merger, a stock held in "Dogs" of Wall Street Fund's portfolio is automatically exchanged for a stock of another company, "Dogs" of Wall Street Fund will hold the newly acquired stock until such time as "Dogs" of Wall Street Fund's entire portfolio is rebalanced; however, "Dogs" of Wall Street Fund would not add to this position when it invests new cash flow. In the event that "Dogs" of Wall Street Fund were to receive cash in exchange for its entire position in an issuer upon a corporate event, "Dogs" of Wall Street Fund would not replace the issuer in its portfolio, but would hold only 29 stocks for the balance of the calendar year.

DIVERSIFICATION. All of the Funds except "Dogs" of Wall Street Fund are classified as "diversified" for purposes of the 1940 Act. As a "non-diversified" fund, "Dogs" of Wall Street Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent "Dogs" of Wall Street Fund makes investments in excess of 5% of its assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because "Dogs" of Wall Street Fund invests in a limited number of issuers, the performance of particular securities may adversely affect the performance of "Dogs" of Wall Street Fund or subject "Dogs" of Wall Street Fund to greater price volatility than that experienced by diversified investment companies.

     "Dogs" of Wall Street Fund intends to maintain the required level of diversification and otherwise conduct its operations in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company under the Code, a Fund must, among other things, diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In the unlikely event application of "Dogs" of Wall Street Fund's strategy would result in a violation of these requirements of the Code, it would be required to deviate from its strategy to the extent necessary to avoid losing its status as a regulated investment company.

INCOME ENHANCEMENT STRATEGIES. Each Fund may write (i.e., sell) call options ("calls") on securities traded on U.S. and foreign securities exchanges and over-the-counter markets to enhance income through the receipt of premiums from expired calls and any net profits from closing purchase transactions except that "Dogs" of Wall Street Fund does not intend to write call options on securities traded on foreign securities exchanges. After any such sale up to 100% of a Fund's total assets may be subject to calls. All such calls written by a Fund must be "covered" while the call is outstanding (i.e., the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). If a call written by the Fund is exercised, the Fund forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.]

     The Balanced Assets Fund also may write put options ("puts"), which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option that increases the Fund's return. The Fund writes only covered put options, which means that so long as the Fund is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash or liquid securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities.

     HEDGING STRATEGIES. For hedging purposes as a temporary defensive maneuver, each Fund, except as described below, may also use interest rate futures contracts, foreign currency futures contracts, and stock and bond index futures contracts (together, "Futures"); forward contracts on foreign currencies ("Forward Contracts"); and call and put options on equity and debt securities, Futures, stock and bond indices and foreign currencies(all the foregoing referred to as "Hedging Instruments"). All puts and calls on securities, interest rate Futures or stock and bond index Futures or options on such Futures purchased or sold by the Fund will be listed on a national securities or
commodities exchange or on U.S. over-the-counter markets.   Hedging Instruments
may be used to attempt to: (i) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the equity and debt securities markets (generally due to a rise in interest rates); (ii) protect a Fund's unrealized gains in the value of its equity and debt securities that have appreciated; (iii) facilitate selling securities for investment reasons; (iv) establish a position in the equity and debt securities markets as a temporary substitute for purchasing particular equity and debt securities; or, except with respect to "Dogs" of Wall Street Fund, (v) reduce the risk of adverse currency fluctuations. "Dogs" of Wall Street Fund does not intend to use Forward Contracts on foreign currencies, call and put options on foreign currencies or foreign currency Futures contracts.

     Each Fund except "Dogs" of Wall Street Fund may use spread transactions for any lawful purpose consistent with the Fund's investment objective. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is provided only during the life of the spread option.

     A Fund's strategy of hedging with Futures and options on Futures will be incidental to its activities in the underlying cash market. When hedging to attempt to protect against declines in the market value of a Fund's portfolio, to permit a Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, a Fund could: (i) sell Futures; (ii) purchase puts on such Futures or securities; or (iii) write calls on securities held by it or on Futures. When hedging to attempt to protect against the possibility that portfolio securities are not fully included in a rise in value of the debt securities market, a Fund could: (i) purchase Futures, or (ii) purchase calls on such Futures or on securities. When hedging to protect against declines in the dollar value of a foreign currency-denominated security, a Fund could: (i) purchase puts on that foreign currency and on foreign currency Futures; (ii) write calls on that currency or on such Futures; or (iii) enter into Forward Contracts at a lower rate than the spot ("cash") rate. "Dogs" of Wall Street Fund does not intend to use this strategy. Additional information about the Hedging Instruments the Funds may use is provided below.

     OPTIONS

     OPTIONS ON SECURITIES. As noted above, each Fund may write and purchase call and put options (including yield curve options) on equity and debt securities except that "Dogs" of Wall Street Fund does not intend to engage in yield curve options or options on debt securities.

     When a Fund writes a call on a security it receives a premium and agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed price (which may differ from the market price of the underlying security), regardless of market price changes during the call period.

     To terminate its obligation on a call it has written, a Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Fund retains the underlying security and the premium received. If a Fund could not effect a closing purchase transaction due to lack of a market, it would hold the callable securities until the call expired or was exercised.

     When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and a Fund will lose its premium payment and the right to purchase the underlying investment.

     A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to a Fund as writing a covered call. The premium a Fund receives from writing a put option represents a profit as long as the price of the underlying investment remains above the exercise price. However, a Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, a Fund (as the writer of the put) realizes a gain in the amount of the premium. If the put is exercised, a Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, a Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

     A Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit a Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option.

     When a Fund purchases a put, it pays a premium and has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment a Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling such underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment pursuant to the put. The put may, however, be sold prior to expiration (whether or not at a profit).

     Buying a put on an investment a Fund does not own permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, a Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.

     When writing put options on securities, to secure its obligation to pay for the underlying security, a Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. A Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of a Fund as the put writer continues, it may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring a Fund to take delivery of the underlying security against payment of the exercise price. A Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which a Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once a Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

     OPTIONS ON FOREIGN CURRENCIES.   Each Fund except "Dogs" of Wall Street
Fund may write and purchase puts and calls on foreign currencies. A call written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund) upon conversion or exchange of other foreign currency held in its portfolio. A put option is "covered" if the Fund segregates cash or liquid securities with a value at least equal to the exercise price of the put option. A call written by a Fund on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, a Fund collateralizes the option by segregating cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. As with other kinds of option transactions, the writing of an option on currency will constitute only a partial hedge, up to the amount of the premium received. A Fund could be required to purchase or sell currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     OPTIONS ON SECURITIES INDICES. As noted above, each Fund may write and purchase call and put options on securities indices. Puts and calls on broadly-based securities indices are similar to puts and calls on securities except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or Futures. When a Fund buys a call on a securities index, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the securities index upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a securities index, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the securities index upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     FUTURES AND OPTIONS ON FUTURES

     FUTURES. Upon entering into a Futures transaction, a Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under specified conditions. As the Future is marked-to-market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to the Fund, and any loss or gain is realized for tax purposes. All Futures transactions are effected through a clearinghouse associated with the exchange on which the Futures are traded.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. However, since the Futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund's current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the Futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     As noted above, each Fund except "Dogs" of Wall Street Fund may purchase and sell foreign currency futures contracts for hedging to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the Futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities since a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing Futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     OPTIONS ON FUTURES. As noted above, certain Funds may purchase and write options on interest rate futures contracts, stock and bond index futures contracts and foreign currency futures contracts. (Unless otherwise specified, options on interest rate futures contracts, options on stock and bond index futures contracts and options on foreign currency futures contracts are collectively referred to as "Options on Futures.")

     The writing of a call option on a Futures contract constitutes a partial hedge against declining prices of the securities in a Fund's portfolio. If the Futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures contract. If the Futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its Options on Futures positions, a Fund's losses from exercised Options on Futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The Fund may purchase Options on Futures for hedging purposes, instead of purchasing or selling the underlying Futures contract. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling a Futures contract, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures, rather than purchasing the underlying Futures contract. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

     FORWARD CONTRACTS

     Each Fund except "Dogs" of Wall Street Fund may engage in Forward Contracts. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. No price is paid or received upon the purchase or sale of a Forward Contract.

     A Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase. A Fund will not speculate with Forward Contracts or foreign currency exchange rates.

     A Fund may enter into Forward Contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a Forward Contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in (or affected by fluctuations in, in the case of ADRs) such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a Forward Contract to buy that foreign currency for a fixed dollar amount. In this situation a Fund may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedged"). The Funds, except "Dogs" of Wall Street Fund, may also hedge investments denominated in a foreign currency by entering into forward currency contracts with respect to a foreign currency that is expected to correlate to the currency in which the investments are denominated ("proxy hedging").

     A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund will segregate cash or liquid securities having a value equal to the aggregate amount of the Fund's commitments under Forward Contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated assets will equal the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     ADDITIONAL INFORMATION ABOUT HEDGING INSTRUMENTS AND THEIR USE

     The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Fund has written options or as to other acceptable escrow securities, so that no margin will be required for such transaction. OCC will release the securities on the expiration of the option or upon a Fund's entering into a closing transaction.

     An option position may be closed out only on a market that provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by a Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within a Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those that would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     In the future, each Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with a Fund's investment objectives, legally permissible and adequately disclosed.

     REGULATORY ASPECTS OF HEDGING INSTRUMENTS

     Each Fund must operate within certain restrictions as to its long and short positions in Futures and options thereon under a rule (the "CFTC Rule") adopted by the Commodity Futures Trading Commission (the "CFTC") under the Commodity Exchange Act (the "CEA"), which excludes the Fund from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. In particular, the Fund may (i) purchase and sell Futures and options thereon for bona fide hedging purposes, as defined under CFTC regulations, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) enter into non-hedging transactions, provided, that the Fund may not enter into such non-hedging transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing Futures positions and option premiums would exceed 5% of the fair value of its portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Each Fund intends to engage in Futures transactions and options thereon only for hedging purposes. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     Transactions in options by a Fund are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options a Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Fund purchases a Future, the Fund will segregate cash or liquid securities in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     POSSIBLE RISK FACTORS IN HEDGING

     Participation in the options or Futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Adviser's predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used.

     In addition to the risks discussed above, there is also a risk in using short hedging by selling Futures to attempt to protect against decline in value of a Fund's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and Futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the Futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close Futures contracts through offsetting transactions that could distort the normal relationship between the cash and Futures markets. Second, the liquidity of the Futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the Futures markets could be reduced, thus producing distortion. Third, from the point-of-view of speculators, the deposit requirements in the Futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the Futures markets may cause temporary price distortions.

     If a Fund uses Hedging Instruments to establish a position in the debt securities markets as a temporary substitute for the purchase of individual debt securities (long hedging) by buying Futures and/or calls on such Futures or on debt securities, it is possible that the market may decline; if the Adviser then determines not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the debt securities purchased.

     SHORT SALES. Each Fund except "Dogs" of Wall Street Fund may make "short sales against the box." A short sale is effected by selling a security that the Fund does not own. A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. A Fund may not enter into a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. A Fund generally will recognize any gain (but not loss) for federal income tax purposes at the time that it makes a short sale against the box.

     LEVERAGE. In seeking to enhance investment performance, "Dogs" of Wall Street Fund, the Small Company Growth Fund and the Growth and Income Fund may increase their ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the 1940 Act (presently 50% of net assets) and investing the borrowed funds, subject to the restrictions stated in the respective Prospectus. Any such borrowing will be made only pursuant to the requirements of the 1940 Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case. A Fund's policy regarding use of leverage is a fundamental policy, which may not be changed without approval of the shareholders of the Fund.

FUTURE DEVELOPMENTS. Each Fund may invest in securities and other instruments that do not presently exist but may be developed in the future, provided that each such investment is consistent with the Fund's investment objectives, policies and restrictions and is otherwise legally permissible under federal and state laws. Each Fund's Prospectus and Statement of Additional Information will be amended or supplemented as appropriate to discuss any such new investments.

                            INVESTMENT RESTRICTIONS

     Each Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund for this purpose means the lesser of
(i) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or
(ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions.

     Under the following fundamental restrictions, no Fund may:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one company or more than 10% of any class of a company's outstanding securities, except that these restrictions shall not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities"); provided, that this restriction does not apply to "Dogs" of Wall Street Fund.

(2) Invest more than 5% of its total assets (taken at market value at the time of each investment) in securities of companies having a record, together with predecessors, of less than three years of continuous operations, except that this restriction shall not apply to U.S. government securities; provided, that this restriction does not apply to "Dogs" of Wall Street Fund.

(3) Purchase securities on margin, borrow money or pledge their assets, except that "Dogs" of Wall Street Fund, the Small Company Growth Fund and the Growth and Income Fund may borrow money to purchase securities as set forth in the Prospectus and Statement of Additional Information and each Fund may borrow for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings. Further, to the extent that an investment technique engaged in by "Dogs" of Wall Street Fund or Growth and Income Fund required pledging of assets, the Fund may pledge assets in connection with such transactions. For purposes of this restriction and restriction (9) below, collateral arrangements with respect to the options, financial futures and options thereon described in the Prospectus and Statement of Additional Information are not deemed to constitute a pledge or loan of assets.

(4) Invest more than 25% of each Fund's assets in the securities of issuers engaged in the same industry, except that "Dogs" of Wall Street Fund may invest more than 25% of its assets in the securities of issuers in the same industry to the extent such investment would be selected according to its stock selection criteria.

(5) Engage in arbitrage transactions, buy or sell commodities or commodity contracts or real estate or interests in real estate, except that each Fund may (a) purchase or sell financial futures and options thereon for hedging purposes, as described in the Prospectus and Statement of Additional Information, under policies developed by the Trustees and (b) purchase and sell marketable securities secured by real estate and marketable securities of companies that invest or deal in real estate, except that "Dogs" of Wall Street may engage in such transactions for speculation.

(6) Act as underwriter, except to the extent that in connection with the disposition of portfolio securities, the Funds may be deemed to be underwriters under certain Federal securities laws.

(7) Make loans, except through (i) repurchase agreements, (ii) loans of portfolio securities, (iii) the purchase of portfolio securities consistent with a Fund's investment objectives and policies, as described in the Prospectus, and (iv) as otherwise permitted by exemptive order of the SEC.

(8) Make short sales of securities or maintain a short position, except that each Fund may effect short sales against the box.

(9) Issue senior securities as defined in the 1940 Act, except that each Fund may enter into repurchase agreements, lend its portfolio securities and borrow money, as described in restriction (3).

     The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Fund may not:

(10) Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 15% of a Fund's net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to "qualified institutional buyers" as defined in Rule 144A, which the Adviser has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

(11 Invest in securities of other registered investment companies, except by purchases in the open market, involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

                             TRUSTEES AND OFFICERS

     The following table lists the Trustees and executive officers of the Trust, their ages, business addresses, and principal occupations during the past five years. The SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., and Style Select Series, Inc. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

---------------------------------------------------------------------------------------------------
                                                              Principal Occupations
Name, Age and Address       Position with the Trust           During Past 5 Years
---------------------       -----------------------           -------------------
---------------------------------------------------------------------------------------------------
S. James Coppersmith, 65    Trustee                           Director/Trustee of B.J.'s Wholesale
7 Elmwood Road                                                Club Inc., Metroservices Group Inc.,
Marblehead,  MA  01945                                        Rasky/Baerlein Group and the Boston
                                                              Stock Exchange; formerly, President
                                                              and General Manager, WCVB-TV, a
                                                              division of the Hearst Corp. (1982 to
                                                              1994); Director/Trustee of SAMF and
                                                              Anchor Series Trust ("AST").
----------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 58     Chairman of the Board             Attorney, solo practitioner, Of
430 East 86th Street                                          Counsel, Kramer, Levin, Naftalis &
New York, NY 10028                                            Frankel; Director/Trustee of Atlantic
                                                              Realty Trust, North European Oil
                                                              Royalty Trust; Chairman of the Boards
                                                              of Directors/ Trustees of SAMF and
                                                              AST.
----------------------------------------------------------------------------------------------------
Stephen J. Gutman, 55       Trustee                           Partner and Managing Member of B.B.
515 East 79th Street                                          Associates LLC (menswear specialty
New York, NY 10021                                            retailing and other activities) since
                                                              June 1988; Director/Trustee of SAMF
                                                              and AST.
----------------------------------------------------------------------------------------------------
Peter Harbeck*, 44          Trustee and President             Director and President, the Adviser;
The SunAmerica Center                                         Director, SunAmerica Capital Services,
733 Third Avenue                                              Inc. ("SACS"), since February 1993;
New York, NY 10017-3204                                       Director and President, SunAmerica
                                                              Fund Services, Inc.("SAFS"), since
                                                              May 1988; President, SAMF and AST;
                                                              Executive Vice President and Chief
                                                              Operating Officer, the Adviser, from
                                                              May 1988 to August 1995; Executive
                                                              Vice President, SACS, from November
                                                              1991 to August 1995; Director,
                                                              Resources Trust Company.
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                              Principal Occupations
Name, Age and Address       Position with the Trust           During Past 5 Years
---------------------       -----------------------           -------------------
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 69       Trustee                           Founder and Chairman of the Board of
73473 Mariposa Drive                                          the Sterpa Group (real estate), since
Palm Desert, CA  92260                                        1962; Director, Real Estate Business
                                                              Service and Countrywide Financial;
                                                              Director/ Trustee of SAMF.
---------------------------------------------------------------------------------------------------
Francis D. Gannon, 30       Vice President                    Vice President and Portfolio Manager,
The SunAmerica Center                                         the Adviser, since May 1997; Co-
733 Third Avenue                                              Portfolio Manager, from November
New York, NY 10017-3204                                       1996 to May 1997; previously,
                                                              Assistant Vice President and Equity
                                                              Analyst, from 1993 to 1997.
---------------------------------------------------------------------------------------------------
Nancy Kelly, 46             Vice President                    Vice President and Head Trader, the
The SunAmerica Center                                         Adviser, since 1994; formerly, Vice
733 Third Avenue                                              President, Whitehorne & Co. Ltd.,
New York, NY 10017-3204                                       from 1991 to 1994; Sales Trader,
                                                              Lynch Jones & Ryan, from 1992 to
                                                              1994.
---------------------------------------------------------------------------------------------------
Peter C. Sutton, 33         Treasurer                         Senior Vice President, the Adviser,
The SunAmerica Center                                         since April 1997; Treasurer, SAMF
733 Third Avenue                                              and AST, since February 1996; Vice
New York, NY 10017-3204                                       President, SunAmerica Series Trust
                                                              and Anchor Pathway Fund, since
                                                              October 1994; Vice President, Seasons
                                                              Series Trust, since April 1997;
                                                              formerly, Vice President, the Adviser,
                                                              from 1994 to 1997; Controller, SAMF
                                                              and AST, from March 1993 to
                                                              February 1996; Assistant Controller,
                                                              SAMF, from 1990 to 1993.
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                              Principal Occupations
Name, Age and Address       Position with the Trust           During Past 5 Years
---------------------       -----------------------           -------------------
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Robert M. Zakem, 40         Secretary and Chief               Senior Vice President and General
The SunAmerica Center       Compliance Officer                Counsel, the Adviser, since April 1993;
733 Third Avenue                                              Executive Vice President, General
New York, NY 10017-3204                                       Counsel and Director, SACS, since
                                                              February 1993; Vice President,
                                                              General Counsel and Assistant
                                                              Secretary, SAFS, since January 1994;
                                                              Vice President, SunAmerica Series
                                                              Trust, Anchor Pathway and Seasons
                                                              Series Trust; Assistant Secretary,
                                                              SunAmerica Series Trust and Anchor
                                                              Pathway Fund, since September 1993;
                                                              Assistant Secretary, Seasons Series
                                                              Trust, since April 1997; formerly, Vice
                                                              President and Associate General
                                                              Counsel, the Adviser, from March
                                                              1992 to April 1993.
---------------------------------------------------------------------------------------------------

     The Trustees of the Trust are responsible for the overall supervision of the operation of the Trust and each Fund and perform various duties imposed on trustees of investment companies by the 1940 Act and under the Trust's Declaration of Trust. Trustees and officers of the Trust are also trustees and officers of some or all of the other investment companies managed, administered or advised by the Adviser, and distributed by SunAmerica Capital Services, Inc. ("SACS" or the "Distributor") and other affiliates of SunAmerica Inc.

     The Trust pays each Trustee who is not an interested person of the Trust or the Adviser (each a "disinterested Trustee") annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the Trustees. Specifically, each disinterested Trustee receives a pro rata portion (based upon the Trust's net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to the SunAmerica Mutual Funds and AST. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in the SunAmerica Mutual Funds. Officers of the Trust receive no direct remuneration in such capacity from the Trust or any of the Funds.

     In addition, each disinterested Trustee also serves on the Audit Committee of the Board of Trustees. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committees of the SunAmerica Mutual Funds and AST. With respect to the Trust, each member of the committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of the Trust. The Trust also has a Nominating Committee, comprised solely of disinterested Trustees, which recommends to the Trustees those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Trustees (and Directors) of the SunAmerica Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the disinterested Trustees.
The Retirement Plan provides generally that if a disinterested Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of the SunAmerica Mutual Funds (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SunAmerica Mutual Fund with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the disinterested Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SunAmerica Mutual Fund for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause
(i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     [As of December 31, 1998, the Trustees and officers of the Trust owned in the aggregate, less than 1% of each Class of the Trust's total outstanding shares.]

     The following table sets forth information summarizing the compensation of each disinterested Trustee for his services as Trustee for the fiscal year ended September 30, 1998. Neither the Trustees who are interested persons of the Trust nor any officers of the Trust receive any compensation.

                               COMPENSATION TABLE


--------------------------------------------------------------------------------------------------------
                                                                                TOTAL
                                          PENSION OR                            COMPENSATION
                        AGGREGATE         RETIREMENT          ESTIMATED         FROM REGISTRANT
                        COMPENSATION      BENEFITS ACCRUED    ANNUAL            AND FUND
TRUSTEE                 FROM              AS PART OF TRUST    BENEFITS UPON     COMPLEX PAID TO
                        REGISTRANT        EXPENSES*           RETIREMENT        TRUSTEES*
---------------------------------------------------------------------------------------------------------
S. James Coppersmith        $                 $                  $                   $
---------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat         $                 $                  $                   $
---------------------------------------------------------------------------------------------------------
Stephen J. Gutman           $                 $                  $                   $
---------------------------------------------------------------------------------------------------------
Sebastiano Sterpa           $                 $                  $                   $**
---------------------------------------------------------------------------------------------------------

*  Information is as of September 30, 1998 for the five investment companies in
the complex that pay fees to these              directors/trustees. The complex
consists of the SunAmerica Mutual Funds and Anchor Series Trust.

** Mr. Sterpa is not a trustee of Anchor Series Trust.



                          ADVISER, PERSONAL TRADING,
                         DISTRIBUTOR AND ADMINISTRATOR

THE ADVISER. The Adviser, organized as a Delaware corporation in 1982, is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, and acts as adviser to each of the Funds pursuant to the Investment Advisory and Management Agreement dated September 23, 1993 as amended May 20, 1994 (the "Advisory Agreement") with the Trust, on behalf of each Fund. The Adviser is an indirect wholly owned subsidiary of SunAmerica Inc., an investment-grade financial services company that, as of September 30, 1998, earns fees or spreads income on $[110] billion in assets. SunAmerica Inc. has agreed to merge with and into American International Group, Inc., the leading U.S.-based international insurance organization. SunAmerica Inc., is incorporated in the State of Maryland and maintains its principal executive offices at 1 SunAmerica Center, Los Angeles, CA 90067-6022, telephone (310) 772-6000.

     Under the Advisory Agreement, the Adviser manages the investment of the assets of each Fund and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for each Fund. Any investment program undertaken by the Adviser will at all times be subject to the policies and control of the Trustees. The Adviser also provides certain administrative services to each Fund.

     Except to the extent otherwise specified in the Advisory Agreement, each Fund pays, or causes to be paid, all other expenses of the Trust and each of the Funds, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Funds and their shares under Federal and state securities laws; the cost and expense of printing, including typesetting, and distributing Prospectuses and Statements of Additional Information respecting the Funds, and supplements thereto, to the shareholders of the Funds; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent accountants; membership dues of industry associations; interest on borrowings of the Funds; postage; insurance premiums on property or personnel (including Officers and Trustees) of the Trust that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Trust's operation.

     As compensation for its services to the Funds, the Adviser receives a fee from each Fund, payable monthly, computed daily at the annual rate of .75% on the first $350 million of such Fund's average daily assets, .70% on the next $350 million of net assets and .65% on net assets over $700 million, except that the Adviser receives a fee from "Dogs" of Wall Street Fund, payable monthly, computed daily at the annual rate of .35% of average daily net assets.

     The following table sets forth the total advisory fees incurred by each Fund pursuant to the Advisory Agreement or waived by the Adviser for the fiscal years ended September 30, 1998, 1997 and 1996.

                                 ADVISORY FEES

                                ADVISORY FEES*                     ADVISORY FEES WAIVED
----------------------------------------------------------------------------------------------
FUND                  1998         1997        1996         1998          1997            1996
----------------------------------------------------------------------------------------------
Blue Chip
Growth Fund                     $701,489     $644,774        --            --              --
----------------------------------------------------------------------------------------------
Mid-Cap                                                      --                            --
Growth Fund                     $416,078     $375,398                      --
----------------------------------------------------------------------------------------------

                                ADVISORY FEES*                     ADVISORY FEES WAIVED
----------------------------------------------------------------------------------------------
FUND                  1998         1997        1996         1998          1997            1996
----------------------------------------------------------------------------------------------
Small Company                                                --                            --
Growth Fund                      $1,955,511  $1,487,650                     --

----------------------------------------------------------------------------------------------
Growth and
Income Fund                      $  531,071  $   91,558  $147,159        $91,558

----------------------------------------------------------------------------------------------
Balanced Assets                  $2,430,522  $2,282,018      --             --             --
Fund
----------------------------------------------------------------------------------------------
"Dogs" of Wall
 Street Fund                          --          --                        --            --

----------------------------------------------------------------------------------------------

*   Without giving effect to voluntary fee waivers.

      The following table sets forth the fee waivers and expense reimbursements made to the Funds by the Adviser for the fiscal years ended September 30, 1998, 1997 and 1996.


                     FEE WAIVERS AND EXPENSE REIMBURSEMENTS

-----------------------------------------------------------------------------------------------------------
FUND                                    1998                             1997                  1996
-----------------------------------------------------------------------------------------------------------
                         CLASS A  CLASS B  CLASS II*  CLASS Z  CLASS A  CLASS B  CLASS Z  CLASS A  CLASS B

-----------------------------------------------------------------------------------------------------------
Blue Chip Growth                                        --       --       --       --       --        --
Fund
-----------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                     --       --       --       --       --       $66
-----------------------------------------------------------------------------------------------------------
Small Company                                                    --       --   $9,971       --        --
Growth Fund
-----------------------------------------------------------------------------------------------------------
Growth and Income                                       --  $80,226  $71,140       --  $73,696   $56,264-
Fund
-----------------------------------------------------------------------------------------------------------
Balanced Assets Fund                                             --       --   $9,394       --         -
-----------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                   --       --       --       --        -
Fund
-----------------------------------------------------------------------------------------------------------

* Class II shares were previously designated as Class C shares except for "Dogs" of Wall Street Fund.

      The Advisory Agreement continues in effect with respect to each Fund after an initial two-year term from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees. The Advisory Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days' written notice by the Trustees, by the holders of a majority of the respective Fund's outstanding voting securities or by the Adviser. The Advisory Agreement automatically terminates with respect to each Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

      Under the terms of the Advisory Agreement, the Adviser is not liable to the Funds, or their shareholders, for any act or omission by it or for any losses sustained by the Funds or their shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

PERSONAL TRADING. The Trust and the Adviser have adopted a written Code of Ethics, which prescribes general rules of conduct and sets forth guidelines with respect to personal securities trading by "Access Persons" thereof. An Access Person as defined in the Code of Ethics is an individual who is a trustee, director, officer, general partner or advisory person of the Trust or the Adviser. The guidelines on personal securities trading include: (i) securities being considered for purchase or sale, or purchased or sold, by any Investment Company advised by the Adviser,
(ii) Initial Public Offerings, (iii) private placements, (iv) blackout periods,
(v) short-term trading profits, (vi) gifts, and (vii) services as a director. These guidelines are substantially similar to those contained in the Report of the Advisory Group on Personal Investing issued by the Investment Company Institute's Advisory Panel. The Adviser reports to the Board of Trustees on a quarterly basis, as to whether there were any violations of the Code of Ethics by Access Persons of the Trust or the Adviser during the quarter.

THE DISTRIBUTOR. The Trust, on behalf of each class of each Fund, has entered into a distribution agreement (the "Distribution Agreement") with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), a registered broker-dealer and an indirect wholly owned subsidiary of SunAmerica Inc., to act as the principal underwriter of the shares of each Fund. The address of the Distributor is The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of the Funds through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing Prospectuses, annual reports and other periodic reports respecting each Fund, for distribution to persons who are not shareholders of such Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by the Funds (see "Distribution Plans" below).

      SACS serves as Distributor of Class Z shares with respect to the Small Company Growth and Balanced Assets Funds and incurs the expenses of distributing the Funds' Class Z shares under the Distribution Agreement, none of which expenses are reimbursed or paid by the Trust.

      Continuance of the Distribution Agreement with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust. The Trust and the Distributor each has the right to terminate the Distribution Agreement with respect to a Fund on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment as defined in the 1940 Act and the rules thereunder.

      The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of the Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including Royal Alliance Associates, Inc., SunAmerica Securities, Inc., Keogler Morgan &

Company, Financial Service Corporation and Advantage Capital Corporation, affiliates of the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm.
Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid to any investor.



DISTRIBUTION PLANS. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's board of directors. Pursuant to such rule, the Funds have adopted Distribution Plans for Class A, Class B and Class II shares (hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan" and collectively as the "Distribution Plans"). There is no Distribution Plan in effect for Class Z shares.

      The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Reference is made to "Shareholder Account Information" in the Prospectus for certain information with respect to the Distribution Plans.

      Under the Class A Plan, the Distributor may receive payments from a Fund at an annual rate of up to 0.10% of average daily net assets of a Fund's Class A shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. Under the Class B and Class II Plans, the Distributor may receive payments from a Fund at the annual rate of up to 0.75% of the average daily net assets of such Fund's Class B or Class II shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as sales literature, prospectus printing and distribution and compensation to wholesalers.

         The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with trail commissions or account maintenance and service fees in an amount up to 0.25% per year of the assets maintained in a Fund by their customers.

         It is possible that in any given year the amount paid to the Distributor under any of the Distribution Plans will exceed the Distributor's distribution costs as described above.

      The following table sets forth the distribution and account maintenance and service fees the Distributor received from the Funds for the fiscal years ended September 30, 1998, 1997 and 1996.

             DISTRIBUTION AND ACCOUNT MAINTENANCE AND SERVICE FEES

--------------------------------------------------------------------------------------
FUND                          1998                  1997                  1996
--------------------------------------------------------------------------------------
                    CLASS A  CLASS B  CLASS  CLASS A    CLASS B    CLASS A    CLASS B
                                      II*
--------------------------------------------------------------------------------------
Blue Chip Growth
Fund                                        $202,327  $  357,241  $164,198  $  390,560
--------------------------------------------------------------------------------------
Mid-Cap Growth
Fund                                        $148,384  $  130,813  $136,912  $  109,353
--------------------------------------------------------------------------------------
Small Company
Growth Fund                                 $545,065  $1,045,469  $408,943  $  815,125
--------------------------------------------------------------------------------------
Growth and
Income Fund                                 $127,978  $  342,443  $ 25,462  $ 49,329**
--------------------------------------------------------------------------------------
Balanced Assets
Fund                                        $545,512  $1,681,853  $478,455  $1,675,676
--------------------------------------------------------------------------------------
"Dogs" of Wall
Street Fund***
--------------------------------------------------------------------------------------

* For the period from 1/28/98 (for those Funds for which Class II shares were previously designated as Class C shares).
** For the fiscal year ended 9/30/96, the Distributor waived fees in the amount of $3,265 for the Growth and Income Fund.
*** For the period from 6/1/98 (commencement of offering of shares of "Dogs" of Wall Street Fund).

      Continuance of the Distribution Plans with respect to each Fund is subject to annual approval by vote of the Trustees, including a majority of the disinterested Trustees. A Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of a Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plans must be approved by the Trustees in the manner described above. A Distribution Plan may be terminated at any time with respect to a Fund without payment of any penalty by vote of a majority of the disinterested or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Fund. So long as the Distribution Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the disinterested Trustees. In the Trustees' quarterly review of the Distribution Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plans. In their consideration of the Distribution Plans with respect to a Fund, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Fund and the shareholders of the relevant class of the Fund.

THE ADMINISTRATOR. The Trust has entered into a Service Agreement, under the terms of which SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc., acts as a servicing agent assisting State Street Bank and Trust Company ("State Street") in connection with certain services offered to the shareholders of each of the Funds. Under the terms of the Service Agreement, SAFS may receive reimbursement of its costs in providing such shareholder services. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204.

      Pursuant to the Service Agreement, as compensation for services rendered, SAFS receives a fee from each Fund, computed and payable monthly based upon an annual rate of 0.22% of average daily net assets. This fee represents the full cost of providing shareholder and transfer agency services to the Trust. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services ("NFDS" and with State Street, the "Transfer Agent") (other than out-of-pocket charges of the Transfer Agent which are paid by the Trust). No portion of such fee is paid or reimbursed by Class Z shares. Class Z shares, however, will pay all direct transfer agency fees and out-of pocket expenses. For further information regarding the Transfer Agent, see the section entitled "Additional Information" below.

      The Service Agreement dated September 23, 1993 as amended August 21, 1996 and May 19, 1998 continues in effect from year to year provided that such continuance is approved annually by vote of a majority of the Trustees including a majority of the disinterested Trustees.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      As discussed in each Prospectus, the Adviser is responsible for decisions to buy and sell securities for each Fund, selection of broker-dealers and negotiation of commission rates. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of the Adviser.

      In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. However, the Adviser may select broker-dealers that provide it with research services and may cause a Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Certain research services furnished by brokers may be useful to the Adviser with clients other than the Trust. No specific value can be determined for research services furnished without cost to the Adviser by a broker. The Adviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser's research and analysis. Therefore, it may tend to benefit the Funds by improving the quality of the Adviser's investment advice. The investment advisory fees paid by the Funds are not reduced because the Adviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser may designate the use of broker-dealers who have agreed to provide the Adviser with certain statistical, research and other information.

      Subject to applicable law and regulations, consideration may also be given to the willingness of particular brokers to sell shares of a Fund as a factor in the selection of brokers for transactions effected on behalf of a Fund, subject to the requirement of best price and execution.

      The Adviser may effect portfolio transactions through an affiliated broker-dealer, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.

      Although the objectives of other accounts or investment companies that the Adviser manages may differ from those of the Funds, it is possible that, at times, identical securities will be acceptable for purchase by one or more of the Funds and one or more other accounts or investment companies that the Adviser manages. However, the position of each account or company in the securities of the same issue may vary with the length of the time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of one or more of the Funds and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser. The Adviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.

      The following tables set forth the brokerage commissions paid by the Funds and the amounts of the brokerage commissions paid to affiliated broker-dealers by the Funds for the fiscal years ended September 30, 1998, 1997 and 1996.

                           1998 BROKERAGE COMMISSIONS

                               AGGREGATE BROKERAGE      AMOUNT PAID TO  AFFILIATED         PERCENTAGE PAID TO
                                 COMMISSIONS                 BROKER-DEALERS            AFFILIATED BROKER-DEALERS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund
------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund
------------------------------------------------------------------------------------------------------------------
Small Company Growth
Fund
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund
------------------------------------------------------------------------------------------------------------------
Balanced Assets Fund
------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street Fund
------------------------------------------------------------------------------------------------------------------

                                       1997 BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------
                               AGGREGATE BROKERAGE      AMOUNT PAID TO  AFFILIATED         PERCENTAGE PAID TO
                                 COMMISSIONS                 BROKER-DEALERS            AFFILIATED BROKER-DEALERS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 $  398,417                         --                          --
------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   $  310,572                         --                          --
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund             $1,096,605                         --                          --
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                $  354,892                         --                          --
------------------------------------------------------------------------------------------------------------------
Balanced Assets Fund                  $  777,773                         --                           -
------------------------------------------------------------------------------------------------------------------

                                1996 BROKERAGE COMMISSIONS

------------------------------------------------------------------------------------------------------------------
                               AGGREGATE BROKERAGE      AMOUNT PAID TO  AFFILIATED         PERCENTAGE PAID TO
         FUND                    COMMISSIONS                 BROKER-DEALERS            AFFILIATED BROKER-DEALERS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund            $424,304                    $     0                         0.0%
------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund              $238,176                    $ 3,150                         1.3%
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund        $408,277                    $11,880                         2.9%
------------------------------------------------------------------------------------------------------------------
Growth and Income Fund           $ 66,513                    $ 2,130                         3.2%
------------------------------------------------------------------------------------------------------------------
Balanced Assets Fund             $952,056                    $21,450                         2.3%
------------------------------------------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES

      Upon making an investment in shares of a Fund, an open account will be established under which shares of such Fund and additional shares acquired through reinvestment of dividends and distributions will be held for each shareholder's account by the Transfer Agent. Shareholders will not be issued certificates for their shares unless they specifically so request in writing but no certificate is issued for fractional shares. Shareholders receive regular statements from the Transfer Agent that report each transaction affecting their accounts. Further information may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

      Shareholders who have met the Fund's minimum initial investment may elect to have periodic purchases made through a dollar cost averaging program. At the shareholder's election, such purchases may be made from their bank checking or savings account on a monthly, quarterly, semi-annual or annual basis. Purchases can be made via electronic funds transfer through the Automated Clearing House or by physical draft check. Purchases made via physical draft check require an authorization card to be filed with the shareholder's bank.

      Shares of each of the Funds are sold at the respective net asset value next determined after receipt of a purchase order, plus a sales charge, which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares), (ii) on a deferred basis (Class B and certain Class A shares), or (iii) may contain certain elements of a sales charge that is imposed at the time of purchase and that is deferred (Class II shares). Class C shares, now designated as Class II shares, had sales charges imposed on a deferred basis with no front-end sales load prior to their redesignation.

      The following tables set forth the front-end sales concessions with respect to Class A and Class II shares of each Fund, the amount of the front-end sales concessions reallowed to affiliated broker-dealers, and the contingent deferred sales charges with respect to Class B and Class II shares of each Fund, received by the Distributor for the fiscal years ended September 30, 1998, 1997 and 1996.

                                                 1998
------------------------------------------------------------------------------------------------
                  FRONT-END      FRONT-END       AMOUNT        CONTINGENT      CONTINGENT
FUND              SALES          SALES           REALLOWED TO  DEFERRED        DEFERRED
                  CONCESSIONS-   CONCESSIONS-    AFFILIATED    SALES CHARGE-   SALES CHARGE-
                  CLASS A        CLASS II        BROKER-       CLASS B         CLASS II
                  SHARES         SHARES*         DEALERS       SHARES          SHARES**
------------------------------------------------------------------------------------------------
Blue Chip
Growth Fund
------------------------------------------------------------------------------------------------
Mid-Cap
Growth Fund
------------------------------------------------------------------------------------------------
Small
Company
Growth Fund
------------------------------------------------------------------------------------------------
Growth and
Income Fund
------------------------------------------------------------------------------------------------
Balanced
Assets Fund
------------------------------------------------------------------------------------------------
"Dogs" of
Wall Street
Fund ***
------------------------------------------------------------------------------------------------

* Prior to December 1, 1998, only "Dogs" of Wall Street Fund's Class II shares carried a front-end sales charge, while Class II shares with respect the other Funds (then designated as Class C shares) carried no such charge.
** For the period from 1/28/98 (for those Funds for which Class II shares were previously designated as Class C shares)
*** For the period from 6/1/98 (commencement of offering of shares of "Dogs" of Wall Street Fund)

                                                      1997
----------------------------------------------------------------------------------------------------------------
                                  FRONT-END SALES            AMOUNT REALLOWED TO       CONTINGENT DEFERRED SALES
FUND                         CONCESSIONS - CLASS A SHARES  AFFILIATED BROKER-DEALERS    CHARGE - CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                $   68,915                    $ 42,671                   $ 54,673
----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                  $   81,231                    $ 44,483                   $ 44,557
----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund            $1,315,944                    $536,682                   $262,423
----------------------------------------------------------------------------------------------------------------

                                                      1997
-----------------------------------------------------------------------------------------------------------------
                                  FRONT-END SALES            AMOUNT REALLOWED TO       CONTINGENT DEFERRED SALES
FUND                        CONCESSIONS - CLASS A SHARES   AFFILIATED BROKER-DEALERS    CHARGE - CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund              $  707,401                   $  367,498                   $   44,335
----------------------------------------------------------------------------------------------------------------
Balanced Assets Fund                $  666,236                   $  501,649                   $  299,683
----------------------------------------------------------------------------------------------------------------

                                                      1996
-----------------------------------------------------------------------------------------------------------------
                                   FRONT-END SALES            AMOUNT REALLOWED TO       CONTINGENT DEFERRED SALES
FUND                        CONCESSIONS - CLASS A SHARES   AFFILIATED BROKER-DEALERS     CHARGE - CLASS B SHARES
----------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund               $   84,051                   $   48,653                   $  37,223
----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                 $  185,300                   $  125,403                   $  15,696
----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund           $2,007,194                   $1,156,919                   $ 118,032
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund              $  384,542                   $  188,254                   $   1,820
----------------------------------------------------------------------------------------------------------------
Balanced Assets Fund                $1,139,306                   $  830,997                   $ 303,405
---------------------------------------------------------------------------------------------------------------



WAIVER OF CDSC. As discussed under "Shareholder Account Information" in the respective Prospectus, CDSCs may be waived on redemptions of Class B and Class II shares under certain circumstances. The conditions set forth below are applicable with respect to the following situations with the proper documentation:

      DEATH. CDSCs may be waived on redemptions within one year following the death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act, Uniform Transfers to Minors Act or other custodial account. The CDSC waiver is also applicable in the case where the shareholder account is registered as community property. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B shares are not redeemed within one year of the death, they will remain Class B shares and be subject to the applicable CDSC, when redeemed.

      DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

PURCHASES THROUGH THE DISTRIBUTOR. An investor may purchase shares of a Fund through dealers that have entered into selected dealer agreements with the Distributor. An investor's dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the Fund's close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange ("NYSE") that day. Orders received by the Distributor after the Fund's close of business will be executed at the offering price determined after the close of regular trading of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. A Fund will not be responsible for delays caused by dealers.

PURCHASE BY CHECK. Checks should be made payable to the specific Fund or to "SunAmerica Funds." If the payment is for a retirement plan account for which the Adviser serves as fiduciary, please note on the check that payment is for such an account. In the case of a new account, purchase orders by check must be submitted directly by mail to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to SunAmerica Fund Services, Inc., c/o NFDS, P.O. Box 419373, Kansas City, Missouri 64141-6373 and the shareholder's Fund account number should appear on the check. For fiduciary retirement plan accounts, both initial and subsequent purchases should be mailed to SunAmerica Fund Services, Inc., Mutual Fund Operations, The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the applicable Fund at the net asset value next computed after the check is received, plus the applicable sales charge. Subsequent purchases of shares of each Fund may be purchased directly through the Transfer Agent. SAFS reserves the right to reject any check made payable other than in the manner indicated above. Under certain circumstances, the Fund will accept a multi-party check (e.g., a check made payable to the shareholder by another party and then endorsed by the shareholder to the Fund in payment for the purchase of shares); however, the processing of such a check may be subject to a delay. The Fund does not verify the authenticity of the endorsement of such multi-party check, and acceptance of the check by the Fund should not be considered verification thereof. Neither the Fund nor its affiliates will be held liable for any losses incurred as a result of a fraudulent endorsement. There are restrictions on the redemption of shares purchased by check for which funds are being collected.

PURCHASE THROUGH SAFS. SAFS will effect a purchase order on behalf of a customer who has an investment account upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum $500 investment requirement for wire orders). If such order is received at or prior to the Fund's close of business, the purchase of shares of a Fund will be effected on that day. If the order is received after the Fund's close of business, the order will be effected on the next business day.

PURCHASE BY FEDERAL FUNDS WIRE. An investor may make purchases by having his or her bank wire federal funds to the Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Trust and the Transfer Agent are open for business. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:

  1. You must have an existing SunAmerica Fund Account before wiring funds.
     To establish an account, complete the New Account Application and send it via facsimile to SunAmerica Fund Services, Inc. at: (212) 551-5343.

  2. Call SunAmerica Fund Services' Shareholder/Dealer Services, toll free at
     (800) 858-8850, extension 5125 to obtain your new account number.

  3. Instruct the bank to wire the specified amount to the Transfer Agent:
     State Street Bank and Trust Company, Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of Fund, Class __] (include shareholder name and account number).

WAIVER OF SALES CHARGES WITH RESPECT TO CERTAIN PURCHASES OF CLASS A SHARES. To the extent that sales are made for personal investment purposes, the sales charge is waived as to Class A shares purchased by current or retired officers, directors, and other full-time employees of the Adviser and its affiliates, as well as members of the selling group and family members of the foregoing. In addition, the sales charge is waived with respect to shares purchased by certain qualified retirement plans or employee benefit plans (other than IRAs), which are sponsored or administered by the Adviser or an affiliate thereof. Such plans may include certain employee benefit plans qualified under Sections 401 or 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code (collectively, the "Plans"). A Plan will qualify for purchases at net asset value provided that (a) the initial amount invested in one or more of the Portfolios (or in combination with the shares of other SunAmerica Mutual Funds) is at least $1,000,000, (b) the sponsor signs a $1,000,000 Letter of Intent, (c) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (d) the purchases are by trustees or other fiduciaries for certain employer-sponsored plans, the trustee, fiduciary or administrator that has an agreement with the Distributor with respect to such purchases and all such transactions for the plan are executed through a single omnibus account. Further, the sales charge is waived with respect to shares purchased by "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners or registered investment advisers adhering to the following standards established by the Distributor: (i) the broker-dealer, financial institution or financial planner charges its client(s) an advisory fee based on the assets under management on an annual basis, and (ii) such broker-dealer, financial institution or financial planner does not advertise that shares of the Funds may be purchased by clients at net asset value. Shares purchased under this waiver may not be resold except to the Fund. Shares are offered at net asset value to the foregoing persons because of anticipated economies in sales effort and sales related expenses. Reductions in sales charges apply to purchases or shares by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Complete details concerning how an investor may purchase shares at reduced sales charges may be obtained by contacting the Distributor.

REDUCED SALES CHARGES (CLASS A SHARES ONLY). As discussed under "Shareholder Account Information" in the Prospectus, investors in Class A shares of a Fund may be entitled to reduced sales charges pursuant to the following special purchase plans made available by the Trust.

     COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations by combining purchases of Fund shares into a single transaction:

     (i) an individual, or a "company" as defined in Section 2(a)(8) of the 1940 Act (which includes corporations that are corporate affiliates of each other);

     (ii) an individual, his or her spouse and their minor children, purchasing for his, her or their own account;

     (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
Code);

     (iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code (not including 403(b) plans);

     (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans; and

     (vi)  group purchases as described below.

     A combined purchase currently may also include shares of other funds in the SunAmerica Mutual Funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with the Distributor.

     RIGHTS OF ACCUMULATION.   A purchaser of Fund shares may qualify for a
reduced sales charge by combining a current purchase (or combined purchases as described above) with shares previously purchased and still owned; provided the cumulative value of such shares (valued at cost or current net asset value, whichever is higher), amounts to $50,000 or more. In determining the shares previously purchased, the calculation will include, in addition to other Class A shares of the particular Fund that were previously purchased, shares of the other classes of the same Fund, as well as shares of any class of any other Fund or of any of the other Funds advised by the Adviser, as long as such shares were sold with a sales charge or acquired in exchange for shares purchased with such a sales charge.

     The shareholder's dealer, if any, or the shareholder, must notify the Distributor at the time an order is placed of the applicability of the reduced charge under the Right of Accumulation. Such notification must be in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such information is not furnished at the time of the order; or (b) a review of the Distributor's or the Transfer Agent's records fails to confirm the investor's represented holdings.

     LETTER OF INTENT. A reduction of sales charges is also available to an investor who, pursuant to a written Letter of Intent set forth in the New Account Application in the Prospectus, establishes a total investment goal in Class A shares of one or more Funds to be achieved through any number of investments over a thirteen-month period, of $50,000 or more. Each investment in such Funds made during the period will be subject to a reduced sales charge applicable to the goal amount. The initial purchase must be at least 5% of the stated investment goal and shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the investor. Shares of any class of shares of any Fund, or of other funds advised by the Adviser, that impose a sales charge at the time of purchase, which the investor intends to purchase or has previously purchased during a 30-day period prior to the date of execution of the Letter of Intent and still owns, may also be included in determining the applicable reduction; provided, the dealer or shareholder notifies the Distributor of such prior purchase(s).

     The Letter of Intent does not obligate the investor to purchase, nor the Trust to sell, the indicated amounts of the investment goal. In the event the investment goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the

Letter of Intent to liquidate a sufficient number of escrowed shares to obtain such difference. If the goal is exceeded and purchases pass the next sales charge break-point, the sales charge on the entire amount of the purchase that results in passing that break-point, and on subsequent purchases, will be subject to a further reduced sales charge in the same manner as set forth above under "Rights of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, shares of the applicable Funds purchased during the previous 90-day period and still owned by the shareholder will be included in determining the applicable sales charge. The 5% escrow and the minimum purchase requirement will be applicable to the new stated goal. Investors electing to purchase shares of one or more of the Funds pursuant to this purchase plan should carefully read such Letter of Intent.

     REDUCED SALES CHARGE FOR GROUP PURCHASES. Members of qualified groups may purchase Class A shares of the Funds under the combined purchase privilege as described above.

     To receive a rate based on combined purchases, group members must purchase Class A shares of a Fund through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to the Distributor, together with payment and completed New Account Application. After the initial purchase, a member may send funds for the purchase of Class A shares directly to the Transfer Agent. Purchases of a Fund's shares are made at the public offering price based on the net asset value next determined after the Distributor or the Transfer Agent receives payment for the Class A shares. The minimum investment requirements described above apply to purchases by any group member.

     Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which at least ten members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge; (iv) the group's sole organizational nexus or connection is not that the members are credit card customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) the group agrees to provide to its designated investment dealer at least annually access to the group's membership by means of written communication or direct presentation to the membership at a meeting; (vi) the group or its investment dealer will provide annual certification, in form satisfactory to the Transfer Agent, that the group then has at least 25 members and that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification, in form satisfactory to the Transfer Agent, as to the eligibility of the purchasing members of the group.

     Members of a qualified group include: (i) any group that meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association, which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnership and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring a Fund's shares for the benefit of any of the foregoing.

     Interested groups should contact their investment dealer or the Distributor. The Trust reserves the right to revise the terms of or to suspend or discontinue group sales with respect to shares of the Funds at any time.

     NET ASSET VALUE TRANSFER PROGRAM. Investors may purchase Class A shares of a Fund at net asset value to the extent that the investment represents the proceeds from a redemption of a non-SunAmerica mutual fund in which the investor either (a) paid a front-end sales load or (b) was subject to, or paid a CDSC on the redemption proceeds. Nevertheless, the Distributor will pay a commission to any dealer who initiates or is responsible for such an investment, in the amount of .50% of the amount invested, subject, however, to forfeiture in the event of a redemption during the first year from the date of purchase. In addition, it is essential that a NAV Transfer Program Form accompany the New Account Application to indicate that the investment is intended to participate in the Net Asset Value Transfer Program (formerly, Exchange Program for Investment Company Shares). This program may be revised or terminated without notice by the Distributor. For current information, contact Shareholder/Dealer Services at (800) 858-8850.

             ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

     Reference is made to "Shareholder Account Information" in each Prospectus for certain information as to the redemption of Fund shares.

     If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Trust, having filed with the SEC a notification of election pursuant to Rule 18f-1 on behalf of each of the Funds, may pay the redemption price in whole, or in part, by a distribution in kind of securities from a Fund in lieu of cash. In conformity with applicable rules of the SEC, the Funds are committed to pay in cash all requests for redemption, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of (i) $250,000, or (ii) 1% of the net asset value of the applicable Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled "Determination of Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     The Distributor is authorized, as agent for the Funds, to offer to repurchase shares that are presented by telephone to the Distributor by investment dealers. Orders received by dealers must be at least $500. The repurchase price is the net asset value per share of the applicable class of shares of a Fund next-determined after the repurchase order is received, less any applicable CDSC. Repurchase orders received by the Distributor after the Fund's close of business will be priced based on the next business day's close. Dealers may charge for their services in connection with the repurchase, but neither the Funds nor the Distributor imposes any such charge. The offer to repurchase may be suspended at any time.


                               EXCHANGE PRIVILEGE

     Shareholders in any of the Funds may exchange their shares for the same class of shares of any other Fund or other SunAmerica Mutual Funds that offer such class at the respective net asset value per share, except that Class II shares will be exchangeable into the same class or Class C shares of the other SunAmerica Mutual Funds that offers these classes. Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $25 and there is no fee for exchanges made. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days' written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at (800) 858-8850.

     If a shareholder acquires Class A shares through an exchange from another SunAmerica Mutual Fund where the original purchase of such fund's Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the 1% CDSC, if any, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining whether the 1% CDSC is applicable upon a redemption of any of such shares.

     A shareholder who acquires Class B or Class II shares through an exchange from another SunAmerica Mutual Fund will retain liability for any deferred sales charge outstanding on the date of the exchange. In such event, the period for which the original shares were held prior to the exchange will be "tacked" with the holding period of the shares acquired in the exchange for purposes of determining what, if any, CDSC is applicable upon a redemption of any of such shares and the timing of conversion of Class B shares to Class A.

     Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange sell order (1) if it appears to be a market timing transaction involving a significant portion of a Fund's assets or (2) from any shareholder account if previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including, but not limited to, those with the same taxpayer identification number and those administered so as to redeem or purchase shares based upon certain predetermined market indications, will be considered one account for this purpose.

     In addition, a Fund reserves the right to refuse any exchange purchase order if, in the judgment of the Adviser, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchange may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and may therefore be refused.



                        DETERMINATION OF NET ASSET VALUE

     The Trust is open for business on any day the NYSE is open for regular trading. Shares are valued each day as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). Each Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class's net assets by the shares outstanding of such class.

     Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid prices. Non-convertible bonds, debentures, other long-term debt securities and short-term securities with original or remaining maturities in excess of 60 days, are normally valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available; however, in circumstances in which the Adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of all other assets is added to the value of securities to arrive at the respective Fund's total assets.

     A Fund's liabilities, including proper accruals of expense items, are deducted from total assets.


                                PERFORMANCE DATA

     Each Fund may advertise performance data that reflects various measures of total return and the Balanced Assets Fund may advertise data that reflects yield. An explanation of the data presented and the methods of computation that will be used are as follows.

     A Fund's performance may be compared to the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

     Average annual total return is determined separately for Class A, Class B, Class Z and Class II shares in accordance with a formula specified by the SEC. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The formula used is as follows:

                               P(1 + T)/n/ = ERV

        P   =   a hypothetical initial purchase payment of $1,000
        T   =   average annual total return
        N   =   number of years
        ERV =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10- year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

     The above formula assumes that:

     1. The maximum sales load (i.e., either the front-end sales load in the case of the Class A shares or Class II shares or the deferred sales load that would be applicable to a complete redemption of the investment at the end of the specified period in the case of the Class B or Class II shares) is deducted from the initial $1,000 purchase payment;

     2. All dividends and distributions are reinvested at net asset value; and

     3. Complete redemption occurs at the end of the 1-, 5-, or 10- year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

     The Funds' average annual total return for the 1-, 5- and 10-year periods (or from date of inception, if sooner) ended September 30, 1998 are as follows:


---------------------------------------------------------------
                            SINCE       ONE     FIVE   TEN
CLASS A SHARES              INCEPTION   YEAR    YEARS  YEARS
--------------              ---------   -----   -----  -----
---------------------------------------------------------------
Blue Chip Growth Fund         _____%/1/  _____%  N/A     N/A
---------------------------------------------------------------
Mid-Cap Growth Fund           _____%/2/  _____%  _____%  _____%
---------------------------------------------------------------
Small Company Growth          _____%/2/  _____%  _____%  _____%
Fund
---------------------------------------------------------------
Growth and Income Fund        _____%/3/  _____%  N/A     N/A
---------------------------------------------------------------
Balanced Assets Fund          _____%/1/  _____%  N/A     N/A
---------------------------------------------------------------
"Dogs" of Wall Street Fund      ___%/4/  N/A     N/A     N/A
---------------------------------------------------------------

________________
(1) From date of September 24, 1993.
(2) From date of inception of January 27, 1987.
(3) From date of inception of July 1, 1994.
(4) From date of inception of June 1, 1998.

--------------------------------------------------------------
                                SINCE     ONE     FIVE    TEN
CLASS B SHARES                INCEPTION   YEAR   YEARS   YEARS
--------------                ---------  ------  ------  ------
--------------------------------------------------------------
Blue Chip Growth Fund         _____%/1/  _____%  _____%  ____%
--------------------------------------------------------------
Mid-Cap Growth Fund           _____%/2/  _____%   N/A     N/A
--------------------------------------------------------------
Small Company Growth          _____%/2/  _____%   N/A     N/A
Fund
--------------------------------------------------------------
Growth and Income Fund        _____%/3/  _____%   N/A     N/A
--------------------------------------------------------------
Balanced Assets Fund          _____%/1/  _____%  _____%  ____%
--------------------------------------------------------------
"Dogs" of Wall Street Fund     ____%/4/   N/A     N/A     N/A
--------------------------------------------------------------

--------------
(1) From dates of inception of April 15, 1985 and March 13, 1985, respectively.
(2) From date of September 24, 1993.
(3) From date of inception of July 1, 1994.
(4) From date of inception of June 1, 1998.


-----------------------------------
                            SINCE
    CLASS II SHARES       INCEPTION
    ---------------       ---------
-----------------------------------
Blue Chip Growth Fund       ___%/1/
-----------------------------------
Mid-Cap Growth Fund         ___%/1/
-----------------------------------
Small Company Growth        ___%/1/
Fund
-----------------------------------
Growth and Income Fund      ___%/1/
-----------------------------------
Balanced Assets Fund        ___%/1/
-----------------------------------

-------------------------------------
"Dogs" of Wall Street       ___%/2/
Fund
-------------------------------------


________________
(1) From date of inception of January 28, 1998.



------------------------------------------------------------
                               SINCE     ONE    FIVE    TEN
CLASS Z SHARES               INCEPTION   YEAR   YEARS  YEARS
--------------               ---------  ------  -----  -----
------------------------------------------------------------
Small Company Growth Fund    _____%/1/  _____%   N/A    N/A
------------------------------------------------------------
Balanced Assets Fund         _____%/1/  _____%   N/A    N/A
------------------------------------------------------------


     Each Fund may advertise cumulative, rather than average return, for each class of its shares for periods of time other than the 1-, 5-, and 10-year periods or fractions thereof, as discussed above. Such return data will be computed in the same manner as that of average annual total return, except that the actual cumulative return will be computed.

COMPARISONS

     Each Fund may compare its total return or yield to similar measures as calculated by various publications, services, indices, or averages. Such comparisons are made to assist in evaluating an investment in a Fund. The following references may be used:

     a) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks (Dow Jones Utilities Average), and 20 transportation company stocks (Dow Jones Transportation Average). Comparisons of performance assume reinvestment of dividends.

     b) Standard & Poor's Composite 500 Stock Price Index or its component indices -- an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities stocks, and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     c) Standard & Poor's 100 Stock Index -- an unmanaged index based on the prices of 100 blue chip stocks, including 92 industrials, one utility, two transportation companies, and five financial institutions. The Standard & Poor's 100 Stock Index is a smaller, more flexible index for options trading.

     d) The NYSE composite or component indices -- unmanaged indices of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

     e) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     f) Lipper: Mutual Fund Performance Analysis, Fixed Income Analysis, and Mutual Fund Indices -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

     g) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     h) Mutual Fund Source Book, Principia, and other publications and information services provided by Morningstar, Inc. -- analyzes price, risk and total return for the mutual fund industry.

     i) Financial publications: Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Pension and Investment Age, United Mutual Fund Selector, and Wiesenberger Investment Companies Service, and other publications containing financial analyses that rate mutual fund performance over specified time periods.

     j) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of periodic change in the price of goods and services in major expenditure groups.

     k) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates -- historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

     l) Savings and Loan Historical Interest Rates as published in the U.S. Savings & Loan League Fact Book.

     m) Shearson-Lehman Municipal Bond Index and Government/Corporate Bond Index --unmanaged indices that track a basket of intermediate and long-term bonds. Reflect total return and yield and assume dividend reinvestment.

     n) Salomon GNMA Index published by Salomon Brothers Inc. -- Market value of all outstanding 30-year GNMA Mortgage Pass-Through Securities that includes single family and graduated payment mortgages.

     o) Salomon Mortgage Pass-Through Index published by Salomon Brothers Inc. -
- Market value of all outstanding agency mortgage pass-through securities that includes 15- and 30-year FNMA, FHLMC and GNMA Securities.

     p) Value Line Geometric Index -- broad based index made up of approximately 1700 stocks each of which have an equal weighting.

     q) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

     r) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or more in market capitalization. The index is priced monthly.

     s) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated "AA" or "AAA." It is a value-weighted, total return index, including approximately 800 issues.

     t) Salomon Brothers Broad Investment Grade Bond Index -- is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

     u) Salomon Brothers World Bond Index -- measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:

       Australian Dollars          Netherlands Guilders
       Canadian Dollars            Swiss Francs
       European Currency Units     UK Pound Sterling
       French Francs               U.S. Dollars
       Japanese Yen                German Deutsche Marks

     v) J.P. Morgan Global Government Bond Index -- a total return, market capitalization-weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, the United Kingdom, and the United States.

     w) Shearson Lehman Long-Term Treasury Bond Index -- is comprised of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

     x) NASDAQ Industrial Index -- is comprised of more than 3,000 industrial issues. It is a value-weighted index calculated on pure change only and does not include income.

     y) The MSCI Combined Far East Free ex Japan Index -- a market capitalization weighted index comprised of stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in this index at 20% of its market capitalization.

     z) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

     aa) Morgan Stanley Capital International World Index -- An arithmetic, market value-weighted average of the performance of over 1,470 securities list on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

     bb) Russell 3000 and 2000 Index -- represents the top 3,000 and the next 2,000 stocks traded on the NYSE, American Stock Exchange and National Association of Securities Dealers Automated Quotations, by market capitalizations.

     cc) Russell Midcap Growth Index -- contains those Russell Midcap securities with a greater-than-average growth orientation. The stocks are also members of the Russell 1000 Growth Index, the securities in which tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. Specifically, a Fund may compare its performance to that of certain indices that include securities with government guarantees. However, a Fund's shares do not contain any such guarantees. In addition, there can be no assurance that a Fund will continue its performance as compared to such other standards.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS. Dividends from net investment income, if any, and the excess of net realized long-term capital gains over net capital losses ("capital gain distributions"), if any, will be distributed to the registered holders at least annually. With respect to capital gain distributions, each Fund's policy is to offset any prior year capital loss carry forward against any realized capital gains, and accordingly, no distribution of capital gains will be made until gains have been realized in excess of any such loss carry forward.

     Dividends and distributions will be paid in additional Fund shares based on the net asset value at the Fund's close of business on the dividend date or, unless the shareholder notifies the Fund at least five business days prior to the payment date to receive such distributions in excess of $10 in cash.

TAXES. Each Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. As long as each Fund so qualifies, each Fund (but not its shareholders) will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

     In order to be qualified as a RIC, each Fund generally must, among other things, (a) derive at least 90% of its gross income from dividends, interest, proceeds from loans of stock or securities and certain other related income; and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) 50% of the market value of each Fund's assets is represented by cash, government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount no greater than 5% of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies).

     As a RIC, each Fund will not be subject to U.S. Federal income tax on its income and capital gains that it distributes provided that it distributes to shareholders at least 90% of its investment company taxable income for the taxable year. Each Fund intends to distribute sufficient income to meet this qualification requirement.

     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the 12-month period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if declared by each Fund in October, November or December of such year, payable to shareholders of record on a date in such month and paid by each Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of such December 31, rather than the date on which the distributions are received.

     Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income, whether or not reinvested. The portion of such dividends received from each Fund that will be eligible for the dividends received deduction for corporations will be determined on the basis of the amount of each Fund's gross income, exclusive of capital gains from the sales of stock or securities, which is derived as dividends from domestic corporations, other than certain tax-exempt corporations and certain real estate investment trusts, and will be designated as such in a written notice to shareholders mailed not later than 60 days after the end of each fiscal year.

     Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) distributed to shareholders will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long-term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distribution with respect to such shares.

     Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Under certain circumstances (such as the exercise of an exchange privilege), the tax effect of sales load charges imposed on the purchase of shares in a regulated investment company is deferred if the shareholder does not hold the shares for at least 90 days.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which a Fund will be subject, since the amount of that Fund's assets to be invested in various countries is not known. It is not anticipated that any Fund will qualify to pass through to its shareholders the ability to claim as a foreign tax credit their respective shares of foreign taxes paid by such Fund.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on forward foreign currency exchange contracts, sale of currencies or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition generally also are treated as ordinary gain or loss. These gains, referred to under the Code as

"Section 988" gains or losses, increase or decrease the amount of each Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

     The Code includes special rules applicable to the listed non-equity options, regulated futures contracts, and options on futures contracts that a Fund may write, purchase or sell. Such options and contracts are classified as
Section 1256 contracts under the Code. The character of gain or loss resulting from the sale, disposition, closing out, expiration or other termination of
Section 1256 contracts, except forward foreign currency exchange contracts, is generally treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof ("60/40 gain or loss"). Such contracts, when held by a Fund at the end of a fiscal year, generally are required to be treated as sold at market value on the last day of such fiscal year for Federal income tax purposes ("marked-to-market"). Over-the-counter options are not classified as Section 1256 contracts and are not subject to the marked-to-market rule or to 60/40 gain or loss treatment. Any gains or losses recognized by a Fund from transactions in over-the-counter options generally constitute short-term capital gains or losses. When call options written, or put options purchased, by a Fund are exercised, the gain or loss realized on the sale of the underlying securities may be either short-term or long-term, depending on the holding period of the securities. In determining the amount of gain or loss, the sales proceeds are reduced by the premium paid for the puts or increased by the premium received for calls.

     A substantial portion of each Fund's transactions in options, futures contracts and options on futures contracts, particularly its hedging transactions, may constitute "straddles" which are defined in the Code as offsetting positions with respect to personal property. A straddle consisting of a listed option, futures contract, or option on a futures contract and of U.S. Government securities would constitute a "mixed straddle" under the Code. The Code generally provides with respect to straddles (i) "loss deferral" rules which may postpone recognition for tax purposes of losses from certain closing purchase transactions or other dispositions of a position in the straddle to the extent of unrealized gains in the offsetting position, (ii) "wash sale" rules which may postpone recognition for tax purposes of losses where a position is sold and a new offsetting position is acquired within a prescribed period, (iii) "short sale" rules which may terminate the holding period of securities owned by a Fund when offsetting positions are established and which may convert certain losses from short-term to long-term, and (iv) "conversion transaction" rules which recharacterize capital gains as ordinary income. The Code provides that certain elections may be made for mixed straddles that can alter the character of the capital gain or loss recognized upon disposition of positions which form part of a straddle. Certain other elections also are provided in the Code; no determination has been reached to make any of these elections.

     Code Section 1259 requires the recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g., stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or identical property short, or enters into other similar transactions.

     The Growth and Income Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount.
Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

     A Fund may be required to backup withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. Federal income tax liability.

     Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes. In addition, foreign investors should consult with their own tax advisors regarding the particular tax consequences to them of an investment in each Fund. Qualification as a regulated investment company under the Code for tax purposes does not entail government supervision of management and investment policies.


                                RETIREMENT PLANS

     Shares of each Fund are eligible to be purchased in conjunction with various types of qualified retirement plans. The summary below is only a brief description of the Federal income tax laws for each plan and does not purport to be complete. Further information or an application to invest in shares of a Fund by establishing any of the retirement plans described below may be obtained by calling Retirement Plans at (800) 858-8850. However, it is recommended that a shareholder considering any retirement plan consult a tax adviser before participating.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit business employers and certain associations to establish pension and profit sharing plans for employees. Shares of a Fund may be purchased by those who would have been covered under the rules governing old H.R. 10 (Keogh) Plans, as well as by corporate plans. Each business retirement plan provides tax advantages for owners and participants. Contributions made by the employer are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.

TAX-SHELTERED CUSTODIAL ACCOUNTS. Section 403(b)(7) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to purchase shares of a Fund and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA). Section 408 of the Code permits eligible individuals to contribute to an individual retirement program, including Simplified Employee Pension Plans, commonly referred to as SEP-IRA. These IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals, and the time in which distributions would be allowed to commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION. This plan was introduced by a provision of the Tax Reform Act of 1986 as a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee's paycheck before tax deductions and are deposited into an IRA by the employer. These contributions are not included in the employee's income and therefore are not reported or deducted on his or her tax return.


SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES ("SIMPLE IRA"). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee's paycheck before taxes and are deposited into a SIMPLE IRA by the employer, who must make either matching contributions or non-elective contributions. Contributions are tax-deductible for the employer and participants do not pay taxes on contributions on earnings until they are withdrawn.

ROTH IRA. This plan, introduced by Section 302 of the Taxpayer Relief Act of 1997, generally permits individuals with adjusted gross income of up to $95,000, and married couples with joint adjusted gross income of up to $150,000, to contribute to a "Roth IRA." Contributions are not tax-deductible, but distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.

EDUCATION IRA. Established by the Taxpayer Relief Act of 1997, under Section 530 of the Code, this plan permits individuals to contribute to an IRA on behalf of any child under the age of 18. Contributions are not tax-deductible but distributions are tax-free if used for qualified educational expenses.

                             DESCRIPTION OF SHARES

     Ownership of the Trust is represented by transferable shares of beneficial interest. The Declaration of Trust of the Trust (the "Declaration of Trust") permits the Trustees to issue an unlimited number of full and fractional shares, $.01 par value, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests of the Trust.

     Currently, six series of shares of the Trust have been authorized pursuant to the Declaration of Trust: the Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Small Company Growth Fund, the Growth and Income Fund, the Balanced Assets Fund and "Dogs" of Wall Street Fund. The Blue Chip Growth Fund, the Mid-Cap Growth Fund, the Growth and Income Fund and "Dogs" of Wall Street Fund each have been divided into three classes of shares, designated as Class A, Class B and Class II shares. The Small Company Growth Fund and the Balanced Assets Fund has each been divided into four classes of shares, designated as Class A, Class B, Class II and Class Z shares. The Trustees may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Trust that would operate independently from the Trust's present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Trust's shares represents the interests of the shareholders of that series in a particular portfolio of Trust assets. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

     Shareholders are entitled to a full vote for each full share held. The Trustees have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Trustees, and appoint their own successors, provided that at all times at least a majority of the Trustees have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being elected, while the holders of the remaining shares would be unable to elect any Trustees. Although the Trust need not hold annual meetings of shareholders, the Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust. Also, a shareholders meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Trust. In addition, the Trustees may be removed by the action of the holders of record of two-thirds or more of the outstanding shares. All series of shares will vote with respect to certain matters, such as election of Trustees. When all series of shares are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a Fund's policies, only shareholders of the series affected by the matter may be entitled to vote.

     All classes of shares of a given Fund are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and an ongoing account maintenance and service fee, (iii) Class B shares are subject to a CDSC, a distribution fee and an ongoing account maintenance and service fee, (iv) Class II shares are subject to an initial sales charge, a CDSC, a distribution fee and an ongoing account maintenance and service fee; (v) Class B shares convert automatically to Class A shares on the first business day of the month seven years after the purchase of such Class B shares, (vi) each class has voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to such class, except that under certain circumstances, the holders of Class B shares may be entitled to vote on material changes to the Class A Rule 12b-1 plan, (vii) Class Z shares are not subject to any sales charge or any distribution, account maintenance or service fee, and
(viii) each class of shares will be exchangeable only into the same class of shares of any of the other Funds or other SunAmerica Mutual Funds that offers that class except that Class II shares will be exchangeable into Class C shares of the other SunAmerica Mutual Funds that do not offer Class II. All shares of the Trust issued and outstanding and all shares offered by each Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Trust. In addition, shares have no conversion rights, except as described above.

     The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust is liable to the Trust or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Trust, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all third persons shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Trust. The Trust shall continue, without limitation of time, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

                             ADDITIONAL INFORMATION

COMPUTATION OF OFFERING PRICE PER SHARE
---------------------------------------

     The following is the offering price calculation for each Class of shares of the Funds, based on the value of each Fund's net assets as of September 30, 1998.


-------------------------------------------------------------------------------------------------------
                                            Blue Chip Growth Fund          Mid-Cap Growth Fund
                                            ---------------------          -------------------
-------------------------------------------------------------------------------------------------------
                                     Class A  Class B  Class II +  Class A  Class B      Class II +
                                     -------  -------  ----------  -------  -------      ----------
Net Assets.........................
-------------------------------------------------------------------------------------------------------
Number of Shares Outstanding.......
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Share (net
assets divided by number of
shares)...........................
-------------------------------------------------------------------------------------------------------
Sales Charge
     for Class A Shares: 5.75%                  **                            **
     of offering price (6.10% of
     net asset value per
     share)*......................

     for Class II Shares: 1.00%
     of offering price (1.01% of
     net asset value per share)*
-------------------------------------------------------------------------------------------------------
Offering Price.....................
-------------------------------------------------------------------------------------------------------

  * Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption shares of within six years of purchase.
+ The offering of Class II shares (previously designated as Class C except for "Dogs" of Wall Street Fund) commenced on January 28, 1998. Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

---------------------------------------------------------------------------------
                                                  Small Company Growth Fund
                                            -------------------------------------
---------------------------------------------------------------------------------
                                            Class A  Class B  Class II +  Class Z
                                            -------  -------  ----------  -------
---------------------------------------------------------------------------------


Net Assets................................
---------------------------------------------------------------------------------
Number of Shares Outstanding..............
---------------------------------------------------------------------------------
Net Asset Value Per Shares (net assets
 divided by number of shares).............
---------------------------------------------------------------------------------
Sales Charge
     for Class A Shares: 5.75% of                         **                   **
     offering price (6.10% of net asset
     value per share)*...................

     for Class II Shares: 1.00% of
     offering price (1.01% of net asset
     value per share)*
---------------------------------------------------------------------------------
Offering Price............................
---------------------------------------------------------------------------------

  * Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B and Class Z shares are not subject to an initial charge. Class B shares may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ The offering of Class II shares (previously designated as Class C except for "Dogs" of Wall Street Fund) commenced on January 28, 1998. Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

------------------------------------------------------------------------
                                               Growth and Income Fund
                                            ----------------------------
------------------------------------------------------------------------
                                            Class A  Class B  Class II +
                                            -------  -------  ----------
------------------------------------------------------------------------
Net Assets................................
------------------------------------------------------------------------
Number of Shares Outstanding..............
------------------------------------------------------------------------
Net Asset Value Per Shares (net assets
divided by number of shares).............
------------------------------------------------------------------------
Sales Charge
     for Class A Shares: 5.75% of                         **
     offering price (6.10% of net asset
     value per share)*...................

     for Class II Shares: 1.00% of
     offering price (1.01% of net asset
     value per share)*

------------------------------------------------------------------------
Offering Price............................
------------------------------------------------------------------------

  * Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B shares are not subject to an initial charge but may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
+ The offering of Class II shares (previously designated as Class C except for "Dogs" of Wall Street Fund) commenced on January 28, 1998. Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

-------------------------------------------------------------------------------------------------------
                                      Balanced Assets Fund                  "Dogs" of Wall Street Fund+
                                    ----------------------                  ---------------------------
-------------------------------------------------------------------------------------------------------
                                    Class A  Class B  Class II ++  Class Z  Class A Class B  Class II ++
                                    -------  -------  -----------  -------  ------  ------- -----------
-------------------------------------------------------------------------------------------------------
Net Assets........................
-------------------------------------------------------------------------------------------------------
Number of Shares Outstanding......
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Shares (net
 assets divided by number of
 shares)..........................

-------------------------------------------------------------------------------------------------------
Sales Charge
     for Class A Shares: 5.75% of              **                    **
     offering price (6.10% of
     net asset value per share)*
                                                                                     **
     for Class II Shares: 1.00%
     of offering price (1.01% of
     net asset value per share)*

-------------------------------------------------------------------------------------------------------
Offering Price....................
-------------------------------------------------------------------------------------------------------

  * Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
 ** Class B and Class Z shares are not subject to an initial charge. Class B shares may be subject to a contingent deferred sales charge on redemption of shares within six years of purchase.
  +    The offering of shares of "Dogs" of Wall Street Fund commenced on June 1,
       1998.
 ++ The offering of Class II shares (previously designated as Class C except for "Dogs" of Wall Street Fund) commenced on January 28, 1998. Class II shares may be subject to a contingent deferred sales charge on redemption of shares within eighteen months of purchase.

  REPORTS TO SHAREHOLDERS. The Trust sends audited annual and unaudited semi-annual reports to shareholders of each of the Funds. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with the Trust to confirm transactions in the account.

CUSTODIAN AND TRANSFER AGENCY. State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, serves as custodian and as Transfer Agent for the Funds and in those capacities maintains certain financial and accounting books and records pursuant to agreements with the Trust. Transfer agent functions are performed for State Street, by National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572, an affiliate of State Street.

INDEPENDENT ACCOUNTANTS AND LEGAL COUNSEL. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, has been selected to serve as the Trust's independent accountants and in that capacity examines the annual financial statements of the Trust. The firm of Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, NY 10022, has been selected as legal counsel to the Trust.

                              FINANCIAL STATEMENTS

          Set forth following this Statement of Additional Information are the financial statements of SunAmerica Equity Funds with respect to Registrant's fiscal year ended September 30, 1998.

                                    APPENDIX

                  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

                    DESCRIPTION OF MOODY'S CORPORATE RATINGS

     AAA Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     BAA Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                   Appendix-1

     B Bonds rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

     CA Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.
The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                                   Appendix-2

     --   Leading market positions in well-established industries
     --   High rates of return on funds employed
     --   Conservative capitalization structures with moderate reliance on debt and ample asset protection
     --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation
     --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

     Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4)


                                   Appendix-3
liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by management of obligations that may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATE DEBT RATINGS

     A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable.
Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The ratings are based, in varying degrees, on the following considerations:
(1) likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation: (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and

                                   Appendix-4
          repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

          Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC Debt rated CCC has a current identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C The rating C is typically applied to debt subordinated to senior debt assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation

                                   Appendix-5
          where a bankruptcy petition has been filed but debt service payments are continued.

     CI The rating CI is reserved for income bonds on which no interest is being paid.

     D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or minus (-): The ratings of AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these ratings categories.

     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

     L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

     * Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

                                   Appendix-6

BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of not more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

     A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues designated "A-1" that are determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

     A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

     B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

     C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                                   Appendix-7

     D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                   Appendix-8

                                     PART C
                               OTHER INFORMATION


Item 23.  Exhibits.


          (a) Declaration of Trust, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (b) By-Laws, as amended. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

          (c)   Inapplicable.

          (d) Investment Advisory and Management Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-
                8021) filed on January 27, 1997.

          (e)   (i)    Distribution Agreement. Incorporated herein by reference
                       to Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

                (ii) Form of Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

          (f) Directors'/Trustees' Retirement Plan. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

          (g) Custodian Contract, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

          (h)   (i)    Transfer Agency and Service Agreement. Incorporated
                       herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A
                       (File No. 33-8021) filed on January 27, 1997.

                (ii) Service Agreement, as amended. Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

          (i)   Inapplicable.

          (j)   Inapplicable.

          (k)   Inapplicable.

          (l)   Inapplicable.

          (m)   (i)    Distribution Plans pursuant to Rule 12b-1 (Class A Shares
                       and Class B Shares). Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's
                       Registration Statement on Form N-1A (File No. 33-8021) filed on January 27, 1997.

                (ii) Distribution Plans pursuant to Rule 12b-1 (Class II shares). To be filed by amendment.

          (n)   Inapplicable.

          (o)   (i)    Plan Pursuant to Rule 18f-3. Incorporated herein by
                       reference to Post-Effective Amendment No. 19 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-8021) filed on January 27, 1997.

                (ii) Powers of Attorney. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No. 33-8021) filed on January 12, 1996.

Item 24.  Persons Controlled By or Under Common Control with Registrant.

          There are no persons controlled by or under common control with Registrant.

Item 25.  Indemnification.


        5.1  Indemnification of Trustees, Officers, Employees and Agents.
             -----------------------------------------------------------

                (a) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Trust. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgement, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall
                                     ---- ----------
        not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

                (b) The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Trust or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Trust. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Trust; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in section 17(h) and (i) of the Investment Company Act of 1940.

                (c) To the extent that a Trustee, officer, employee or agent of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

                (d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) of this section may be made by the Trust only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

                     (2)   The determination shall be made:

                     (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

                     (ii) if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

                     (iii) by the Shareholders.

                     (3) Notwithstanding the provisions of this Section 5.1, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

                     (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

                     (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either

                           (A) a majority of a quorum of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding; or

                           (B) an independent legal counsel in a written opinion.

                (e) Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Trust in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition thereof if:

                           (1)   authorized in the specific case by the
        Trustees; and

                           (2) the Trust receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Trust to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Trust; and

                           (3)   either,

                    (i)    such person provides a security for his undertaking;
        or

                    (ii) the Trust is insured against losses by reason of any lawful advances; or

                    (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either


                    (A) A majority of a quorum which consists of Trustees who are neither "interested persons" of the Trust, as defined in section 2(a)(19) of the Investment Company Act of 1940, nor parties to the action, suit or proceeding; or

                    (B) an independent legal counsel in a written opinion.

                (f) The indemnification provided by this Section shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

                (g) The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Trust pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer of Trustee against liability for Disabling Conduct.

                (h) Nothing contained in this Section shall be construed to protect any Trustee or officer of the Trust against any liability to the Trust or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


Item 26.  Business and Other Connections of the Investment Adviser.

          Information concerning the business and other connections of SunAmerica Asset Management Corp. is incorporated herein by reference to SunAmerica Asset Management Corp.'s Form ADV (File No. 801-19813), which is currently on file with the Securities and Exchange Commission.

          Reference is also made to the caption "Fund Management" in the Prospectus constituting Part A of the Registration Statement and "Adviser, Personal Trading, Distributor and Administrator" and "Trustees and Officers" constituting Part B of the Registration Statement.

Item 27.  Principal Underwriters.

     (a) The principal underwriter of the Registrant also acts as principal underwriter for:

          SunAmerica Income Funds
          SunAmerica Money Market Funds, Inc.
          Style Select Series, Inc.

     (b) The following persons are the officers and directors of SunAmerica Capital Services, Inc., the principal underwriter of Registrant's
          Shares:

   Name and Principal
    Business Address            Position With Underwriter    Position with the Registrant
   ------------------           -------------------------    ----------------------------
-----------------------------------------------------------------------------------------
Peter A. Harbeck              Director                       President
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------
J. Steven Neamtz              President and Director         None
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------
Robert M. Zakem               Executive Vice President,      Secretary and Chief
The SunAmerica Center         General Counsel and Director   Compliance Officer
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------
Susan L. Harris               Secretary                      None
SunAmerica, Inc.
1 SunAmerica Center
Los Angeles, CA 90067-6022
-----------------------------------------------------------------------------------------
Debbie Potash-Turner          Controller                     None
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204
-----------------------------------------------------------------------------------------

     (c)    Inapplicable.

Item 28.    Location and Accounts and Records.

            SunAmerica Asset Management Corp., The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204, or an affiliate thereof, maintains physical possession of each such accounts, books or other documents of Registrant, except for those maintained by Registrant's custodian, State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, MA 02171, and its affiliate, National Financial Data Services, P.O. Box 419572, Kansas City, MO 64141-6572.

Item 29.    Management Services.

            Inapplicable.

Item 30.    Undertakings.

            Inapplicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act") and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 24/th/ day of November, 1998.

                                         SUNAMERICA EQUITY FUNDS

                                         By: /s/   Peter A. Harbeck
                                         --------------------------------
                                                  Peter A. Harbeck
                                                  President and Trustee

     Pursuant to the requirements of the 1933 Act, the Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Peter A. Harbeck                 President and Trustee          November 24, 1998
-----------------------------------  (Principal Executive Officer)
Peter A. Harbeck

         *                           Treasurer                      November 24, 1998
-----------------------------------  (Principal Accounting and
Peter C. Sutton                      Financial Officer)

         *                           Trustee                        November 24, 1998
-----------------------------------
Peter McMillan III

         *                           Trustee                        November 24, 1998
-----------------------------------
S. James Coppersmith

         *                           Trustee                        November 24, 1998
-----------------------------------
Samuel M. Eisenstat

         *                           Trustee                        November 24, 1998
-----------------------------------
Stephen J. Gutman

         *                           Trustee                        November 24, 1998
-----------------------------------
Sebastiano Sterpa



*By:   /s/ Robert M. Zakem                                          November 24, 1998
-----------------------------------
Robert M. Zakem, Attorney-in-Fact
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